United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)

P.O. Box 483
Goshen, IN 46527
 (Address of principal executive offices) (Zip code)

Anthony Zacharski, Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

Schedule of Portfolio Investments
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
ASSET BACKED SECURITIES—1.6%
Cabela's Master Credit
Card Trust, 0.84%,
6/17/19+(a)	$ 1,000,000	$ 1,007,580
Dominos Pizza Master
Issuer LLC, 5.22%,
1/25/42(a)	1,000,000	1,024,153
GTP Acquisition Partners
I LLC, 4.35%,
6/15/16(a)	800,000	821,777
Hyundai Auto
Receivables Trust,
1.65%, 2/15/17	1,000,000	1,017,582
SBA Tower Trust, 4.25%,
4/15/15(a)	750,000	781,989
Trip Rail Master Funding
LLC, 2.74%,
7/15/41+(a)	921,114	921,111
TOTAL ASSET
BACKED
SECURITIES		5,574,192

COLLATERALIZED MORTGAGE OBLIGATION—
0.0%**
JPMorgan Mortgage
Trust, 4.50%, 9/25/34	15,261	15,244

COMMERCIAL MORTGAGE BACKED
SECURITIES—5.6%
Banc of America Merrill
Lynch Commercial
Mortgage, Inc., 5.12%,
7/11/43	37,662	37,692
Bear Stearns Commercial
Mortgage Securities,
4.67%, 6/11/41	1,000,000	1,087,261
Bear Stearns Commercial
Mortgage Securities,
4.95%, 2/11/41	97,660	97,783
Bear Stearns Commercial
Mortgage Securities,
5.12%, 2/11/41+	1,000,000	1,091,154
Bear Stearns Commercial
Mortgage Securities,
5.13%, 10/12/42+	603,665	603,527
Bear Stearns Commercial
Mortgage Securities,
5.54%, 9/11/41	2,000,000	2,261,864

	PRINCIPAL	FAIR
	AMOUNT	VALUE
COMMERCIAL MORTGAGE BACKED
SECURITIES—5.6%, continued
Bear Stearns Commercial
Mortgage Securities,
5.61%, 6/11/50	$ 882,148	$ 916,167
Bear Stearns Commercial
Mortgage Securities,
5.74%, 9/11/42+	1,000,000	1,155,358
CS First Boston Mortgage
Securities Corp.,
5.12%, 8/15/38+	622,602	624,115
DBUBS Mortgage Trust,
3.74%, 11/10/46(a)	732,979	779,241
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.63%, 3/15/46	244,704	247,822
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.90%, 10/15/42	1,000,000	1,004,512
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.92%, 10/15/42+	1,000,000	1,090,617
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.13%, 5/15/47	507,295	529,620
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.17%, 8/12/40+	714,214	727,974
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.40%, 5/15/45	2,000,000	2,251,326
LB-UBS Commercial
Mortgage Trust, 4.65%,
7/15/30	129,966	130,085
Morgan Stanley Capital I,
3.88%, 9/15/47(a)	1,000,000	1,066,612
Morgan Stanley Capital I,
4.83%, 6/12/47	226,861	226,785
Morgan Stanley Capital I,
5.01%, 1/14/42	122,349	122,269
Morgan Stanley Capital I,
5.69%, 10/15/42+	201,870	209,627
Morgan Stanley Capital I,
5.81%, 8/12/41+	1,000,000	1,143,120

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
COMMERCIAL MORTGAGE BACKED
SECURITIES—5.6%, continued
Morgan Stanley Dean
Witter Capital I, 5.93%,
12/15/35	$ 1,225,000	$ 1,227,443
Wachovia Bank
Commercial Mortgage
Trust, 5.04%, 3/15/42	293,903	304,307
TOTAL
COMMERCIAL
MORTGAGE
BACKED
SECURITIES		18,936,281

FOREIGN BONDS—1.0%
Arab Republic of Egypt,
4.45%, 9/15/15	2,000,000	2,246,980
Province of Ontario,
Canada, 4.10%, 6/16/14	1,000,000	1,076,416
TOTAL FOREIGN
BONDS		3,323,396

MUNICIPAL BONDS—2.4%
Cincinnati Ohio Water
System Rev., 6.46%,
12/01/34	600,000	679,320
City of Lancaster PA
(CIFG), 5.59%,
11/15/34	1,000,000	1,051,990
Columbus Multi-High
School Building Corp.
Rev., 6.45%, 1/15/30	1,000,000	1,095,220
Fort Wayne International
Airport Air Trade
Center Building Corp.,
4.25%, 7/15/16	500,000	532,670
Houston Independent
School District, 6.17%,
2/15/34	1,000,000	1,110,200
Indianapolis Public
School Multi-School
Building, 5.73%,
7/15/29	1,500,000	1,656,015
LL&P Wind Energy, Inc.
(XLCA), 5.73%,
12/01/17(a)	1,000,000	1,002,410

	PRINCIPAL	FAIR
	AMOUNT	VALUE
MUNICIPAL BONDS—2.4%, continued
Wisconsin Department of
Transportation, 5.84%,
7/01/30	$ 800,000	$ 885,976
TOTAL
MUNICIPAL
BONDS		8,013,801

CORPORATE BONDS—39.9%
ADVERTISING—0.6%
Interpublic Group of Cos.,
Inc., 10.00%, 7/15/17	750,000	858,750
Omnicom Group, Inc.,
6.25%, 7/15/19	1,000,000	1,167,077
		2,025,827
AUTO COMPONENTS—0.3%
BorgWarner, Inc., 5.75%,
11/01/16	1,000,000	1,121,170

BIOTECHNOLOGY—0.2%
Biogen Idec, Inc., 6.00%,
3/01/13	500,000	522,375

BROADCASTING & CABLE TV—0.6%
Comcast Corp., 5.15%,
3/01/20	1,000,000	1,150,491
DIRECTV Holdings LLC
/ DIRECTV Financing
Co., Inc., 7.63%,
5/15/16	750,000	785,625
		1,936,116
BUILDING PRODUCTS—0.4%
Masco Corp., 6.13%,
10/03/16	500,000	528,540
Owens Corning, 6.50%,
12/01/16	800,000	888,776
		1,417,316
CAPITAL MARKETS—0.6%
Franklin Resources, Inc.,
2.00%, 5/20/13	670,000	678,415
Raymond James
Financial, Inc., 8.60%,
8/15/19	1,000,000	1,214,730
		1,893,145
CHEMICALS—0.3%
Airgas, Inc., 3.25%,
10/01/15	1,000,000	1,040,030

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
COMMERCIAL BANKS—1.7%
ANZ National
International Ltd.,
3.13%, 8/10/15(a)	$ 1,000,000	$ 1,022,029
Bank of New York
Mellon Corp., 5.13%,
8/27/13	830,000	880,036
Canadian Imperial Bank
of Commerce, 2.00%,
2/04/13(a)	1,000,000	1,011,992
JPMorgan Chase Bank
NA, 5.88%, 6/13/16	700,000	774,260
State Street Corp.,
7.35%, 6/15/26	1,000,000	1,310,434
Wells Fargo & Co.,
3.50%, 3/08/22	887,000	873,224
		5,871,975
COMMERCIAL SERVICES & SUPPLIES—0.6%
GATX Corp., 9.00%,
11/15/13	944,431	1,041,354
TTX Co., 4.90%,
3/01/15(a)	1,000,000	1,068,349
		2,109,703
COMPUTERS & PERIPHERALS—0.2%
Hewlett-Packard Co.,
3.30%, 12/09/16	500,000	520,205

CONSTRUCTION MATERIALS—0.3%
Martin Marietta
Materials, Inc., 6.60%,
4/15/18	1,000,000	1,088,750

CONSUMER FINANCE—1.1%
American Express Credit
Corp., 2.80%, 9/19/16 .	1,000,000	1,027,401
Ford Motor Credit Co.
LLC, 4.25%, 2/03/17	500,000	505,374
Ford Motor Credit Co.
LLC, 7.00%, 4/15/15	1,000,000	1,092,359
Harley-Davidson
Financial Services,
Inc., 2.70%, 3/15/17(a)	500,000	496,034
Harley-Davidson
Financial Services,
Inc., 3.88%, 3/15/16(a)	150,000	156,430
SLM Corp., 5.38%,
1/15/13	500,000	510,012
		3,787,610

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
CONTAINERS & PACKAGING—0.5%
Bemis Co., Inc., 5.65%,
8/01/14	$ 500,000	$ 547,492
Sealed Air Corp., 7.88%,
6/15/17	1,000,000	1,078,339
		1,625,831
DIVERSIFIED FINANCIAL SERVICES—3.4%
Ally Financial, Inc.,
6.75%, 12/01/14	600,000	628,500
Bank of America Corp.,
5.65%, 5/01/18	750,000	800,627
Citigroup, Inc., 4.45%,
1/10/17	500,000	523,753
Citigroup, Inc., 6.13%,
11/21/17	1,000,000	1,116,161
ERAC USA Finance LLC,
5.90%, 11/15/15(a)	1,000,000	1,123,905
General Electric Capital
Corp., 6.15%, 8/07/37	1,000,000	1,132,404
Goldman Sachs Group,
Inc., 6.15%, 4/01/18	500,000	539,315
JPMorgan Chase & Co.,
4.63%, 5/10/21	500,000	522,535
Morgan Stanley, 5.63%,
9/23/19	1,500,000	1,482,628
NASDAQ OMX Group,
Inc., 4.00%, 1/15/15	750,000	777,211
National Rural Utilities
Cooperative Finance
Corp., 10.38%,
11/01/18	780,000	1,131,256
UBS AG, 3.88%, 1/15/15 .	1,000,000	1,040,350
		10,818,645
ELECTRIC UTILITIES—3.9%
AEP Texas North Co.,
5.50%, 3/01/13	1,000,000	1,041,641
Atlantic City Electric Co.,
7.75%, 11/15/18	500,000	649,445
CenterPoint Energy
Houston Electric LLC,
7.00%, 3/01/14	1,000,000	1,109,530
CMS Energy Corp.,
4.25%, 9/30/15	600,000	622,528
Consumers Energy Co.,
6.70%, 9/15/19	625,000	784,562
ITC Holdings Corp.,
5.50%, 1/15/20(a)	500,000	559,690

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
ELECTRIC UTILITIES—3.9%, continued
MidAmerican Energy
Co., 6.75%, 12/30/31	$ 1,500,000	$ 1,928,328
Pennsylvania Electric
Co., 5.20%, 4/01/20	500,000	541,833
Portland General Electric
Co., 6.10%, 4/15/19	1,100,000	1,324,896
Potomac Edison Co.,
5.13%, 8/15/15	1,000,000	1,097,521
Potomac Electric Power
Co., 6.50%, 11/15/37	1,000,000	1,331,359
Puget Sound Energy,
Inc., 6.74%, 6/15/18	1,000,000	1,196,237
TransAlta Corp., 4.75%,
1/15/15	500,000	533,410
TransAlta Corp., 6.65%,
5/15/18	500,000	579,371
		13,300,351
ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp.,
5.63%, 11/15/21	500,000	555,105

FOOD & STAPLES RETAILING—0.2%
Kroger Co., 7.50%,
1/15/14	500,000	557,411

FOOD PRODUCTS—0.1%
Ralcorp Holdings, Inc.,
4.95%, 8/15/20	500,000	497,670

GAS UTILITIES—0.8%
Indiana Gas Co., Inc.,
6.55%, 6/30/28	250,000	283,954
Michigan Consolidated
Gas Co., 8.25%,
5/01/14	1,000,000	1,123,581
National Fuel Gas Co.,
6.50%, 4/15/18	500,000	562,908
Sempra Energy, 6.50%,
6/01/16	600,000	709,252
		2,679,695
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY
International, Inc.,
2.75%, 8/15/16	570,000	572,980
Mead Johnson Nutrition
Co., 3.50%, 11/01/14 .	500,000	521,212

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%,
continued
Zimmer Holdings, Inc.,
4.63%, 11/30/19	$ 500,000	$ 551,663
		1,645,855
HEALTH CARE PROVIDERS & SERVICES—0.8%
Express Scripts, Inc.,
6.25%, 6/15/14	550,000	604,634
Howard Hughes Medical
Institute, 3.45%,
9/01/14	843,000	897,678
Laboratory Corp of
America Holdings,
3.13%, 5/15/16	500,000	517,051
McKesson Corp., 6.00%,
3/01/41	474,000	588,955
		2,608,318
HOTELS, RESTAURANTS & LEISURE—0.2%
Hyatt Hotels Corp.,
5.75%, 8/15/15(a)	750,000	824,176

HOUSEHOLD DURABLES—0.4%
Snap-On, Inc., 4.25%,
1/15/18	500,000	546,187
Stanley Black & Decker,
Inc., 6.15%, 10/01/13	725,000	776,465
		1,322,652
HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co.,
Inc., 3.35%, 12/15/15	500,000	524,004

INDUSTRIAL CONGLOMERATES—1.2%
Cargill, Inc., 7.50%,
9/01/26(a)	1,250,000	1,747,830
Cooper U.S., Inc., 5.45%,
4/01/15	1,000,000	1,108,744
Harsco Corp., 5.75%,
5/15/18	1,000,000	1,115,726
		3,972,300
INDUSTRIAL MACHINERY—0.3%
Valmont Industries, Inc.,
6.63%, 4/20/20	1,000,000	1,144,393

INSURANCE BROKERS—0.3%
Willis North America,
Inc., 5.63%, 7/15/15	1,000,000	1,077,939

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
INTEGRATED TELECOMMUNICATION SERVICES—0.9%

AT&T, Inc., 5.55%,
8/15/41	$ 500,000	$ 554,212
Frontier Communications
Corp., 7.88%, 4/15/15	500,000	537,500
GTE Corp., 6.84%,
4/15/18	1,000,000	1,221,368
Verizon Communications,
Inc., 6.00%, 4/01/41	500,000	592,250
		2,905,330
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%,
4/15/17(a)	500,000	532,500

IT SERVICES—1.4%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	250,000	257,534
Dun & Bradstreet Corp.,
6.00%, 4/01/13	1,000,000	1,048,419
Equifax, Inc., 4.45%,
12/01/14	1,110,000	1,177,724
Fiserv, Inc., 3.13%,
10/01/15	250,000	258,106
Moody's Corp., 5.50%,
9/01/20	1,000,000	1,046,648
Verisk Analytics, Inc.,
5.80%, 5/01/21	960,000	1,024,964
		4,813,395
LIFE & HEALTH INSURANCE—0.3%
Ohio National Financial
Services, Inc., 6.35%,
4/01/13(a)	355,000	367,644
Prudential Financial, Inc.,
4.75%, 4/01/14	641,000	679,411
		1,047,055
MACHINERY—0.3%
Kennametal, Inc., 3.88%,
2/15/22	475,000	478,301
Pall Corp., 5.00%, 6/15/20	500,000	551,597
		1,029,898
METALS & MINING—0.7%
Carpenter Technology
Corp., 6.63%, 5/15/13	500,000	513,260
Newcrest Finance Pty
Ltd., 4.45%,
11/15/21(a)	1,000,000	1,010,255

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
METALS & MINING—0.7%, continued
Teck Resources Ltd.,
3.00%, 3/01/19	$ 500,000	$493,438
Xstrata Finance Canada
Ltd., 3.60%, 1/15/17(a) .	500,000	516,110
		2,533,063
MULTI-LINE INSURANCE—1.4%
American International
Group, Inc., 3.80%,
3/22/17	1,000,000	1,012,556
Horace Mann Educators
Corp., 6.85%, 4/15/16	750,000	810,796
Kemper Corp., 6.00%,
11/30/15	800,000	843,950
Liberty Mutual Group,
Inc., 7.30%, 6/15/14(a) .	750,000	804,316
MetLife, Inc., 4.75%,
2/08/21	500,000	548,443
Metropolitan Life Global
Funding I, 5.13%,
6/10/14(a)	500,000	542,973
		4,563,034
MULTILINE RETAIL—0.6%
J.C. Penney Co., Inc.,
5.75%, 2/15/18	500,000	511,875
Wal-Mart Stores, Inc.,
7.55%, 2/15/30	1,000,000	1,454,403
		1,966,278
OFFICE SERVICES & SUPPLIES—0.1%
Steelcase, Inc., 6.38%,
2/15/21	500,000	513,541

OIL, GAS & CONSUMABLE FUELS—1.5%
ConocoPhillips Holding
Co., 6.95%, 4/15/29	1,000,000	1,343,457
Merey Sweeny LP,
8.85%, 12/18/19(a)	682,304	797,381
Motiva Enterprises LLC,
5.20%, 9/15/12(a)	1,000,000	1,020,537
Newfield Exploration Co.,
7.13%, 5/15/18	500,000	526,250
Pioneer Natural Resources
Co., 5.88%, 7/15/16	500,000	554,728
Ras Laffan Liquefied
Natural Gas Co. Ltd.
III, 5.83%, 9/30/16(a)	775,800	832,046
		5,074,399

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
PAPER & FOREST PRODUCTS—0.3%
Domtar Corp., 9.50%,
8/01/16	$ 702,000	$ 852,930

PHARMACEUTICALS—0.7%
Abbott Laboratories,
5.13%, 4/01/19	1,000,000	1,179,509
Roche Holdings, Inc.,
6.00%, 3/01/19(a)	1,000,000	1,219,498
		2,399,007
PIPELINES—1.3%
Enbridge Energy Partners
LP, 5.20%, 3/15/20	500,000	554,928
Enterprise Products
Operating LLC, 3.70%,
6/01/15	1,000,000	1,069,008
Florida Gas Transmission
Co. LLC, 4.00%,
7/15/15(a)	1,000,000	1,038,955
Rockies Express Pipeline
LLC, 6.25%, 7/15/13(a)	750,000	761,250
Texas Gas Transmission
LLC, 4.60%, 6/01/15	1,000,000	1,064,743
		4,488,884
PROPERTY & CASUALTY INSURANCE—1.1%
21st Century Insurance
Group, 5.90%, 12/15/13	973,000	1,022,974
Markel Corp., 6.80%,
2/15/13	1,000,000	1,030,138
Progressive Corp., 6.70%,
6/15/37+	500,000	518,750
W.R.Berkley Corp.,
4.63%, 3/15/22	250,000	249,147
W.R.Berkley Corp.,
6.15%, 8/15/19	710,000	762,989
		3,583,998
PUBLISHING—0.5%
McGraw-Hill Cos., Inc.,
5.38%, 11/15/12	1,000,000	1,027,726
Washington Post Co.,
7.25%, 2/01/19	575,000	664,503
		1,692,229
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
ERP Operating LP,
7.13%, 10/15/17	1,104,000	1,302,292
Federal Realty Investment
Trust, 5.65%, 6/01/16	625,000	688,704

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%,
continued
Health Care REIT, Inc.,
4.70%, 9/15/17	$ 718,000	$ 753,404
Pan Pacific Retail
Properties, Inc., 5.95%,
6/01/14	1,000,000	1,064,879
PPF Funding, Inc.,
5.13%, 6/01/15(a)	750,000	759,822
ProLogis LP, 6.13%,
12/01/16	1,000,000	1,099,602
		5,668,703
ROAD & RAIL—0.5%
Burlington Northern
Santa Fe LLC, 5.75%,
5/01/40	1,000,000	1,141,731
CSX Transportation, Inc.,
8.38%, 10/15/14	440,202	501,240
		1,642,971
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.0%
Analog Devices, Inc.,
5.00%, 7/01/14	1,000,000	1,091,286
Applied Materials, Inc.,
2.65%, 6/15/16	370,000	383,841
Applied Materials, Inc.,
7.13%, 10/15/17	500,000	622,493
KLA-Tencor Corp.,
6.90%, 5/01/18	1,000,000	1,192,305
		3,289,925
SOFT DRINKS—0.3%
Bottling Group LLC,
5.13%, 1/15/19	1,000,000	1,168,320

SPECIALTY RETAIL—0.3%
Advance Auto Parts, Inc.,
4.50%, 1/15/22	402,000	413,360
Ethan Allen Global, Inc.,
5.38%, 10/01/15	500,000	501,083
		914,443
SUPRANATIONAL—1.8%
Corporation Andina de
Fomento, 5.20%,
5/21/13	1,000,000	1,036,966
Inter-American
Development Bank,
3.50%, 3/15/13	1,000,000	1,027,751

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
SUPRANATIONAL—1.8%, continued
Inter-American
Development Bank,
3.50%, 7/08/13	$ 1,000,000	$ 1,036,085
International Bank for
Reconstruction &
Development, 2.00%,
12/04/13	2,000,000	2,054,388
International Finance
Corp., 2.25%, 4/28/14	1,000,000	1,036,774
		6,191,964
TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc.,
3.38%, 11/01/15	500,000	514,763

THRIFTS & MORTGAGE FINANCE—0.3%
Countrywide Financial
Corp., 5.80%, 6/07/12	1,000,000	1,007,896

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum
Transport Corp., 8.04%,
2/01/19	753,934	652,907

TRUCK MANUFACTURERS—0.2%
PACCAR, Inc., 6.88%,
2/15/14	760,000	845,118

TRUCKING—0.3%
JB Hunt Transport
Services, Inc., 3.38%,
9/15/15	1,000,000	1,033,540

UTILITIES—1.6%
Cedar Brakes II LLC,
9.88%, 9/01/13(a)	517,693	533,399
FPL Energy American
Wind LLC, 6.64%,
6/20/23(a)	463,400	475,087
FPL Energy National
Wind LLC, 5.61%,
3/10/24(a)	131,049	134,489
Harper Lake Solar
Funding Corp., 7.65%,
12/31/18(a)	778,989	863,486
Kiowa Power Partners
LLC, 4.81%,
12/30/13(a)	551,025	556,546

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
UTILITIES—1.6%, continued
LS Power Funding Corp.,
8.08%, 12/30/16	$ 459,855	$ 499,191
Midland Cogeneration
Venture LP, 6.00%,
3/15/25(a)	662,630	664,511
Salton Sea Funding Corp.,
7.48%, 11/30/18	846,925	904,144
SteelRiver Transmission
Co. LLC, 4.71%,
6/30/17(a)	552,351	564,326
Topaz Solar Farms LLC,
5.75%, 9/30/39(a)	800,000	794,737
		5,989,916
WATER UTILITIES—0.3%
American Water Capital
Corp., 6.09%, 10/15/17 .	1,000,000	1,163,211
TOTAL
CORPORATE
BONDS		134,567,785

CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community
Investment, Inc.,
0.25%, 12/15/12+(b)	1,210,000	1,205,288
Everence Community
Investment, Inc.,
0.37%, 12/15/13+(b)	977,500	974,677
Everence Community
Investment, Inc.,
0.37%, 12/15/14+(b)	1,227,500	1,223,956
TOTAL
CORPORATE
NOTES		3,403,921

INTEREST-ONLY BONDS—0.0%**
Freddie Mac REMICS,
5.00%, 4/15/29	59,989	7
Government National
Mortgage Association,
0.69%, 4/16/27+	1,733,425	8,426
TOTAL
INTEREST-ONLY
BONDS		8,433

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—42.1%
FEDERAL FARM CREDIT
BANK — 0.7%
4.88%, 12/16/15	$ 2,000,000	$ 2,286,726

FEDERAL HOME LOAN
BANK — 5.3%
3.38%, 6/12/20	3,500,000	3,820,194
3.88%, 6/14/13	300,000	312,905
5.00%, 11/17/17	2,000,000	2,396,144
5.00%, 12/10/21	2,625,000	3,160,274
5.50%, 7/15/36	6,570,000	8,242,433
		17,931,950
FEDERAL HOME LOAN
MORTGAGE CORP. —
17.8%
2.38%, 1/13/22	2,516,000	2,469,907
2.48%, 5/01/34+	306,645	321,294
2.48%, 5/01/34+	197,308	206,734
3.50%, 10/01/41	2,383,275	2,444,382
3.75%, 3/27/19	5,270,000	5,913,362
4.00%, 11/01/24	3,137,573	3,314,983
4.00%, 10/01/25	1,302,095	1,375,720
4.00%, 2/01/42	1,916,333	2,007,736
4.50%, 6/01/18	520,283	558,482
4.50%, 10/01/35	1,888,877	2,006,380
4.50%, 6/01/39	2,019,263	2,142,353
4.50%, 7/01/39	2,357,098	2,500,781
4.50%, 11/01/39	2,482,004	2,633,301
4.50%, 9/01/40	2,943,897	3,123,350
4.50%, 5/01/41	3,148,307	3,340,220
4.88%, 6/13/18	7,200,000	8,588,066
5.00%, 4/01/19	343,969	371,587
5.00%, 12/01/21	699,056	754,093
5.00%, 2/15/32	707,319	731,222
5.00%, 7/01/35	825,107	889,993
5.00%, 6/01/39	3,473,988	3,741,755
5.50%, 7/18/16	3,500,000	4,166,344
5.50%, 4/01/22	424,597	459,423
5.50%, 11/01/33	363,620	398,219
5.50%, 3/01/36	522,575	570,257
5.50%, 6/01/36	776,415	846,288
5.50%, 12/01/36	773,256	842,845

	PRINCIPAL	FAIR
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—42.1%, continued
FEDERAL HOME LOAN
MORTGAGE CORP. —
17.8%, continued
6.00%, 9/01/17	$ 311,072	$ 336,939
6.00%, 4/01/27	832,363	919,794
6.00%, 6/01/36	524,087	582,741
6.00%, 8/01/37	461,523	509,568
7.00%, 2/01/30	172,046	201,226
7.00%, 3/01/31	169,275	197,487
7.50%, 7/01/30	437,310	521,485
		59,988,317
FEDERAL NATIONAL
MORTGAGE
ASSOCIATION —
15.3%
1.13%, 4/27/17	2,000,000	1,987,560
1.63%, 10/26/15	3,600,000	3,708,212
2.20%, 2/01/34+	195,098	196,763
2.40%, 6/01/33+	85,290	86,923
2.45%, 5/01/34+	244,192	258,719
3.50%, 7/01/20	1,586,436	1,665,975
3.50%, 10/01/25	1,007,307	1,057,491
3.50%, 2/01/41	2,772,466	2,850,050
4.00%, 3/01/26	3,904,920	4,148,293
4.00%, 1/01/41	2,589,894	2,717,183
4.00%, 12/01/41	2,886,937	3,030,178
4.38%, 10/15/15	4,700,000	5,293,239
4.50%, 9/01/40	1,914,444	2,039,221
4.50%, 10/01/40	1,915,479	2,037,230
5.00%, 4/15/15	5,500,000	6,215,429
5.00%, 2/13/17	1,800,000	2,118,440
5.00%, 7/01/18	302,638	329,350
5.00%, 9/01/18	389,883	423,198
5.00%, 4/01/25	625,773	684,492
5.00%, 7/01/25	532,663	582,646
5.00%, 10/01/25	676,772	740,278
5.00%, 10/01/35	1,062,347	1,148,754
5.31%, 5/01/37+	573,718	612,263
5.50%, 6/01/22	534,886	583,264
5.50%, 11/01/25	186	205
5.50%, 2/01/34	359,286	394,837
5.50%, 1/01/35	754,216	827,546
5.50%, 10/01/35	1,202,105	1,315,789
5.50%, 6/01/36	461,117	503,573
5.50%, 11/01/36	735,405	803,115
6.00%, 10/01/33	227,613	254,281
6.00%, 11/01/34	805,544	896,022
6.00%, 10/01/35	490,072	545,116

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—42.1%, continued
FEDERAL NATIONAL
MORTGAGE
ASSOCIATION —
15.3%, continued
6.00%, 6/01/36	$ 468,876	$ 517,949
6.63%, 11/15/30	600,000	851,310
7.00%, 7/01/15	2,298	2,476
7.00%, 11/01/19	24,634	27,991
7.00%, 11/01/19	43,546	49,441
8.50%, 9/01/26	165,428	198,459
		51,703,261
GOVERNMENT
NATIONAL
MORTGAGE
ASSOCIATION — 0.3% .
2.50%, 1/20/34+	131,792	137,372
5.50%, 10/20/38	551,078	599,653
6.50%, 11/20/38	106,343	115,039
6.75%, 4/15/16	34,444	37,766
7.00%, 12/20/30	61,831	73,346
7.00%, 10/20/31	42,933	50,861
7.00%, 3/20/32	132,703	156,625
		1,170,662
SMALL BUSINESS
ADMINISTRATION —
0.2%
0.60%, 2/25/32+	500,174	499,803
1.00%, 9/25/18+	30,368	30,546
		530,349
U.S. DEPARTMENT OF
HOUSING AND URBAN
DEVELOPMENT —
0.4%
1.80%, 8/01/14	1,440,000	1,482,700

FDIC GUARANTEED(c)—
2.1%
Citibank NA, 1.75%,
12/28/12	7,000,000	7,079,317
TOTAL U.S.
GOVERNMENT
AGENCIES		142,173,282

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
INVESTMENT COMPANY—1.2%
MUTUAL FUND—1.2%
Pax World High Yield Bond
Fund, Individual Investor
Class	530,984	$ 3,934,590

SHORT TERM INVESTMENT—2.8%
INVESTMENT COMPANY—2.8%
JPMorgan U.S.
Government Money
Market Fund, Agency
Shares	$ 9,335,246	9,335,246

TOTAL INVESTMENTS (Cost*
$313,433,928)—97.6%		$ 329,286,171
Other assets in excess of liabilities —
2.4%		8,135,630
NET ASSETS—100%		$ 337,421,801

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund
March 31, 2012 (Unaudited)

+	Variable rate security. Rates presented are the rates in effect at March 31, 2012.
(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2012, these securities were valued at $30,214,460 or 9.0% of net assets.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.25%	1,210,000	12/2009
Everence Community Investment, Inc.	0.37%	977,500	12/2009
Everence Community Investment, Inc.	0.37%	1,227,500	12/2009

At March 31, 2012, these securities had an aggregate market value of $3,403,921, representing 1.0% of net assets.

(c)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

CIFG	—	CDC IXIS Financial Guaranty
FDIC	—	Federal Deposit Insurance Corporation
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Core Stock Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%
AUTOMOBILES—0.7%
Harley-Davidson, Inc	19,500	$ 957,060

BEVERAGES—1.2%
Coca-Cola Co	22,780	1,685,948

CAPITAL MARKETS—8.6%
Ameriprise Financial, Inc.	12,100	691,273
Bank of New York Mellon
Corp.	300,900	7,260,717
Charles Schwab Corp.	51,490	739,911
Goldman Sachs Group, Inc. .	5,260	654,186
Julius Baer Group
Ltd.(Switzerland)(a)	78,120	3,153,532
		12,499,619
CHEMICALS—2.2%
Air Products & Chemicals,
Inc	9,880	906,984
Ecolab, Inc.	12,130	748,663
Potash Corp of
Saskatchewan,
Inc.(Canada)	21,791	995,631
Praxair, Inc	5,200	596,128
		3,247,406
COMMERCIAL BANKS—5.1%
Wells Fargo & Co.	219,248	7,485,127

COMMERCIAL SERVICES & SUPPLIES—3.0%
Iron Mountain, Inc.	151,400	4,360,320

COMPUTERS & PERIPHERALS—0.4%
Hewlett-Packard Co	23,830	567,869

CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials,
Inc	6,460	553,170

CONSUMER FINANCE—5.0%
American Express Co.	126,170	7,300,196

CONTAINERS & PACKAGING—0.3%
Sealed Air Corp.	26,200	505,922

DISTRIBUTORS—0.4%
Li & Fung Ltd.(Hong Kong)	245,000	562,214

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%, continued
DIVERSIFIED FINANCIAL SERVICES—0.4%
CME Group, Inc	990	$ 286,437
JPMorgan Chase & Co	6,150	282,777
		569,214
ENERGY EQUIPMENT & SERVICES—0.7%
Transocean
Ltd.(Switzerland)	18,955	1,036,838

FOOD & STAPLES RETAILING—11.6%
Costco Wholesale Corp.	95,600	8,680,480
CVS Caremark Corp.	168,032	7,527,834
Sysco Corp.	11,300	337,418
Walgreen Co.	11,250	376,762
		16,922,494
FOOD PRODUCTS—4.2%
Kraft Foods, Inc., Class A	83,900	3,189,039
Unilever NV - NY Registry
Shares (Netherlands)	88,300	3,004,849
		6,193,888
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Baxter International, Inc.	6,200	370,636
Becton Dickinson and Co.	5,170	401,450
		772,086
HEALTH CARE PROVIDERS & SERVICES—1.9%
Express Scripts, Inc.(a)	50,850	2,755,053

HOUSEHOLD DURABLES—0.2%
Hunter Douglas
NV(Netherlands)	6,740	292,147

INSURANCE—9.2%
ACE Ltd.(Switzerland)	12,140	888,648
Alleghany Corp.(a)	6,306	2,075,305
AON Corp.(a)	4,100	201,146
Berkshire Hathaway, Inc.,
Class A(a)	24	2,925,600
Everest Re Group
Ltd.(Bermuda)	2,240	207,245
Loews Corp.	88,350	3,522,514
Markel Corp.(a)	480	215,491
Progressive Corp.	143,920	3,336,066
		13,372,015
INTERNET & CATALOG RETAIL—1.6%
Expedia, Inc.	14,395	481,369

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%, continued
INTERNET & CATALOG RETAIL—1.6%, continued
Groupon, Inc.(a)	7,600	$ 139,688
Liberty Interactive Corp.,
Series A(a)	38,475	734,488
NetFlix, Inc.(a)	6,130	705,195
TripAdvisor, Inc.(a)	6,785	242,021
		2,302,761
INTERNET SOFTWARE & SERVICES—5.8%
Google, Inc., Class A(a)	13,200	8,464,368

IT SERVICES—0.5%
Visa, Inc., Class A	6,370	751,660

LIFE SCIENCES TOOLS & SERVICES—0.4%
Agilent Technologies, Inc.	11,800	525,218

MACHINERY—0.4%
PACCAR, Inc.	12,330	577,414

MARINE—1.2%
China Shipping
Development Co. Ltd.,
Class H(China)	406,000	281,278
Kuehne + Nagel
International
AG(Switzerland)	10,900	1,474,344
		1,755,622
MEDIA—1.6%
Grupo Televisa SAB,
ADR(Mexico)	12,580	265,187
Walt Disney Co.	46,930	2,054,595
		2,319,782
METALS & MINING—1.1%
BHP Billiton plc(United
Kingdom)	27,300	832,936
Rio Tinto plc(United
Kingdom)	14,500	799,222
		1,632,158
OIL, GAS & CONSUMABLE FUELS—6.9%
Canadian Natural Resources
Ltd.(Canada)	104,600	3,470,628
Devon Energy Corp.	21,200	1,507,744
EOG Resources, Inc	39,550	4,394,005

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%, continued
OIL, GAS & CONSUMABLE FUELS—6.9%, continued
OGX Petroleo e Gas
Participacoes
SA(Brazil)(a)	90,300	$ 747,945
		10,120,322
PAPER & FOREST PRODUCTS—0.0%
Sino-Forest
Corp.(Canada)(a)(b)	111,360	—

PERSONAL PRODUCTS—0.1%
Natura Cosmeticos
SA(Brazil)	9,100	196,661

PHARMACEUTICALS—8.5%
Johnson & Johnson	55,200	3,640,992
Merck & Co., Inc.	149,916	5,756,774
Roche Holding
AG(Switzerland)	17,700	3,080,392
		12,478,158
REAL ESTATE MANAGEMENT & DEVELOPMENT—
1.9%
Brookfield Asset
Management, Inc., Class
A(Canada)	39,900	1,259,643
Hang Lung Group
Ltd.(Hong Kong)	231,000	1,494,775
		2,754,418
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.7%
Intel Corp.	16,720	469,999
Texas Instruments, Inc.	58,080	1,952,069
		2,422,068
SOFTWARE—2.0%
Activision Blizzard, Inc.	66,900	857,658
Microsoft Corp.	40,280	1,299,030
Oracle Corp.	26,100	761,076
		2,917,764
SPECIALTY RETAIL—3.2%
Bed Bath & Beyond, Inc.(a) .	54,670	3,595,646
CarMax, Inc.(a)	23,300	807,345
Tiffany & Co.	4,040	279,285
		4,682,276

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund
March 31, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%, continued
TRANSPORTATION INFRASTRUCTURE—1.3%
China Merchants Holdings
International Co.
Ltd.(Hong Kong)	579,794	$ 1,941,220

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de
CV, Series L,
ADR(Mexico)	10,010	248,548
TOTAL COMMON
STOCKS		137,729,004

CORPORATE NOTES—1.3%
DEVELOPMENT AUTHORITIES—1.3%
Everence Community
Investment, Inc., 0.25%,
12/15/12+(c)	$ 703,000	700,262
Everence Community
Investment, Inc., 0.37%,
12/15/13+(c)	566,000	564,366
Everence Community
Investment, Inc., 0.37%,
12/15/14+(c)	566,000	564,366
TOTAL
CORPORATE
NOTES		1,828,994
TOTAL INVESTMENTS (Cost*
$111,582,720)—95.7%		$ 139,557,998
Other assets in excess of liabilities —
4.3%		6,283,959
NET ASSETS—100%		$ 145,841,957

+	Variable rate security. Rates presented are the rates in effect at March 31, 2012.
(a)	Non-income producing securities.
(b)	Fair valued security.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund
March 31, 2012 (Unaudited)

(c)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.25%	703,000	12/2009
Everence Community Investment, Inc.	0.37%	566,000	12/2009
Everence Community Investment, Inc.	0.37%	566,000	12/2009

At March 31, 2012, these securities had an aggregate market value of $1,828,994, representing 1.3% of net assets.

* Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis International Fund
March 31, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCK—0.0%**
UNITED KINGDOM—
0.0%**
ENERGY—0.0%**
BP plc	1,023	$ 7,570

SHORT TERM INVESTMENT—123.4%
INVESTMENT COMPANY—123.4%
JPMorgan U.S.
Government Money
Market Fund, Agency
Shares	$ 19,786,704	19,786,704

TOTAL INVESTMENTS (Cost*
$19,793,099)—123.4%		$ 19,794,274
Liabilities in excess of other assets —
(23.4)%		(3,758,875)
NET ASSETS—100%		$ 16,035,399

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

plc	—	Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%
ARGENTINA—0.1%
COMMERCIAL BANKS—0.1%
Banco Macro SA- ADR	652	$ 12,786
BBVA Banco Frances SA-
ADR	8,475	51,104
		63,890
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.0%**
Telecom Argentina SA-
ADR	1,459	25,854
		89,744
AUSTRALIA—6.4%
BANKS—0.1%
Commonwealth Bank of
Australia	2,579	133,840

BIOTECHNOLOGY—0.1%
CSL Ltd.	2,163	80,413
CSL Ltd.- ADR	3,812	71,170
		151,583
CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	463	13,947
Macquarie Group Ltd.-
ADR	1,947	58,838
		72,785
CHEMICALS—0.5%
Orica Ltd.	19,480	564,389

COMMERCIAL BANKS—1.7%
Australia & New Zealand
Banking Group Ltd.-
ADR	24,476	596,235
National Australia Bank
Ltd.- ADR	20,548	526,645
Westpac Banking Corp.-
ADR	7,142	812,403
		1,935,283
CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	25,771
Amcor Ltd.- ADR	3,211	99,252
		125,023
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
Telstra Corp. Ltd.- ADR	10,910	186,997

FOOD & STAPLES RETAILING—0.5%
Woolworths Ltd.	22,415	603,219

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
AUSTRALIA—6.4%,
continued
INSURANCE—0.4%
Suncorp Group Ltd.	46,152	$ 401,575

METALS & MINING—2.0%
Alumina Ltd.- ADR	41,858	215,150
BHP Billiton Ltd.- ADR .	22,466	1,626,538
Newcrest Mining Ltd.-
ADR	13,529	414,935
		2,256,623
OIL, GAS & CONSUMABLE FUELS—0.7%
Origin Energy Ltd.	39,221	542,372
Woodside Petroleum Ltd.	2,190	78,967
Woodside Petroleum Ltd.-
ADR	5,045	182,780
		804,119
REAL ESTATE INVESTMENT TRUSTS (REITS)—
0.0%**
Westfield Group REIT	4,207	38,479
		7,273,915
AUSTRIA—0.1%
COMMERCIAL BANKS—0.1%
Erste Group Bank AG	757	17,456
Erste Group Bank AG-
ADR	12,078	139,863
		157,319
BELGIUM—0.2%
FOOD & STAPLES RETAILING—0.2%
Delhaize Group SA- ADR	4,830	254,058

BRAZIL—3.5%
BANKS—0.3%
Banco Bradesco SA- ADR	17,897	313,197

CHEMICALS—0.1%
Braskem SA- ADR	5,134	81,785

COMMERCIAL BANKS—0.3%
Banco do Brasil SA- ADR	3,372	48,253
Itau Unibanco Holding
SA- ADR	18,850	361,732
		409,985
ELECTRIC UTILITIES—0.6%
Cia Energetica de Minas
Gerais- ADR	10,490	249,452
Cia Paranaense de Energia-
ADR	6,358	149,477

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
BRAZIL—3.5%, continued
ELECTRIC UTILITIES—0.6%, continued
CPFL Energia SA- ADR	8,090	$ 244,722
		643,651
FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de
Distribuicao Grupo Pao
de Acucar- ADR	4,117	196,051

FOOD PRODUCTS—0.2%
BRF - Brasil Foods SA-
ADR	13,402	268,174

METALS & MINING—0.6%
Cia Siderurgica Nacional
SA- ADR	10,572	100,011
Gerdau SA- ADR	12,723	122,523
Vale SA- ADR	20,701	482,954
		705,488
OIL, GAS & CONSUMABLE FUELS—1.0%
OGX Petroleo e Gas
Participacoes SA- ADR
(a)	37,405	315,324
Petroleo Brasileiro SA-
ADR	25,928	688,648
Ultrapar Participacoes SA-
ADR	5,554	120,466
		1,124,438
WATER UTILITIES—0.2%
Cia de Saneamento Basico
do Estado de Sao Paulo-
ADR	3,438	263,420
		4,006,189
CANADA—6.7%
AUTO COMPONENTS—0.2%
Magna International, Inc	3,843	183,465

CHEMICALS—0.6%
Agrium, Inc.	2,526	218,171
Methanex Corp.	5,008	162,409
Potash Corp of
Saskatchewan, Inc.	6,675	304,981
		685,561
COMMERCIAL BANKS—1.5%
Bank of Montreal	5,160	306,607
Bank of Nova Scotia	5,612	314,497
Canadian Imperial Bank of
Commerce	2,544	194,591
Royal Bank of Canada	8,423	488,955

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
CANADA—6.7%,
continued
COMMERCIAL BANKS—1.5%, continued
Toronto-Dominion Bank	5,357	$ 455,077
		1,759,727
COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste
Solutions Ltd.	790	17,127

HOTELS, RESTAURANTS & LEISURE—0.2%
Tim Hortons, Inc.	5,197	278,247

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.2%
TransAlta Corp.	10,165	190,797

INSURANCE—0.3%
Manulife Financial Corp.	12,632	171,164
Sun Life Financial, Inc.	6,499	153,961
		325,125
MATERIALS—0.0%**
Agnico-Eagle Mines Ltd	912	30,443

MEDIA—0.1%
Shaw Communications,
Inc., Class B	4,332	91,622

METALS & MINING—0.8%
Barrick Gold Corp	6,098	265,141
Eldorado Gold Corp.	6,382	87,689
Kinross Gold Corp.	4,398	43,057
Taseko Mines Ltd. (a)	23,085	81,259
Teck Resources Ltd.,
Class B	7,691	274,261
Thompson Creek Metals
Co., Inc. (a)	16,157	109,221
		860,628
OIL, GAS & CONSUMABLE FUELS—1.9%
Advantage Oil & Gas Ltd.
(a)	18,950	63,483
Canadian Natural
Resources Ltd.	13,013	431,771
Cenovus Energy, Inc.	8,630	310,162
Enbridge, Inc.	10,206	396,503
Encana Corp.	9,324	183,217
Nexen, Inc.	9,223	169,242
Penn West Petroleum Ltd.	1,667	32,623
Suncor Energy, Inc.	13,687	447,565
Talisman Energy, Inc.	13,894	175,064
		2,209,630

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
CANADA—6.7%,
continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.3%
Brookfield Asset
Management, Inc.,
Class A	11,557	$ 364,854

ROAD & RAIL—0.6%
Canadian National Railway
Co.	4,785	380,072
Canadian Pacific Railway
Ltd.	3,207	243,572
		623,644
		7,620,870
CHILE—0.7%
AIRLINES—0.2%
Lan Airlines SA- ADR	7,812	227,251

BEVERAGES—0.1%
Embotelladora Andina SA,
Class B- ADR	4,605	154,866

CHEMICALS—0.3%
Sociedad Quimica y
Minera de Chile SA-
ADR	6,003	352,196

COMMERCIAL BANKS—0.1%
Corpbanca- ADR	3,709	75,478
		809,791
CHINA—1.8%
AIRLINES—0.2%
China Eastern Airlines
Corp. Ltd.- ADR (a)	2,802	46,233
China Southern Airlines
Co. Ltd.- ADR (a)	5,546	131,052
		177,285
CHEMICALS—0.1%
Sinopec Shanghai
Petrochemical Co. Ltd.-
ADR	3,721	133,658

COMMERCIAL BANKS—0.2%
China Construction Bank
Corp.- ADR	16,143	249,409

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
CHINA—1.8%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
China Telecom Corp. Ltd.-
ADR	5,332	$ 292,727

INSURANCE—0.5%
China Life Insurance Co.
Ltd.- ADR	15,248	592,690

INTERNET SOFTWARE & SERVICES—0.4%
Tencent Holdings Ltd.-
ADR	17,986	501,090

ROAD & RAIL—0.1%
Guangshen Railway Co.
Ltd.- ADR	6,987	134,430
		2,081,289
COLOMBIA—0.7%
COMMERCIAL BANKS—0.3%
BanColombia SA- ADR	5,321	344,056

OIL, GAS & CONSUMABLE FUELS—0.4%
Ecopetrol SA- ADR	8,212	501,671
		845,727
DENMARK—0.8%
COMMERCIAL BANKS—0.1%
Danske Bank A/S (a)	3,457	58,551
Danske Bank A/S- ADR
(a)	6,614	55,425
		113,976
PHARMACEUTICALS—0.7%
Novo Nordisk A/S- ADR .	5,411	750,560
		864,536
FINLAND—0.3%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ- ADR	38,659	212,238

PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ- ADR	15,353	114,226
		326,464

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
FRANCE—5.6%
AUTO COMPONENTS—0.5%
Cie Generale des
Etablissements
Michelin- ADR	24,810	$ 369,173
Cie Generale des
Etablissements Michelin,
Class B	1,074	79,970
Valeo SA- ADR	4,352	114,240
		563,383
CAPITAL GOODS—0.4%
Cie de Saint-Gobain	9,338	417,025

COMMERCIAL BANKS—0.5%
BNP Paribas SA- ADR	16,840	397,593
Credit Agricole SA	5,199	32,312
Societe Generale SA- ADR
	35,315	204,827
		634,732
CONSTRUCTION & ENGINEERING—0.2%
Bouygues SA	956	29,236
Vinci SA- ADR	12,602	163,826
		193,062
CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	20,522
Lafarge SA- ADR	6,876	81,962
		102,484
DIVERSIFIED FINANCIAL SERVICES—0.0%**
Credit Agricole SA- ADR .	14,211	43,059
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.4%
France Telecom SA- ADR .	20,182	299,703
Vivendi SA	8,971	164,633
		464,336
ELECTRICAL EQUIPMENT—0.3%
Schneider Electric SA	914	59,719
Schneider Electric SA-
ADR	18,000	234,360
		294,079
ENERGY EQUIPMENT & SERVICES—0.7%
Cie Generale de
Geophysique - Veritas-
ADR (a)	11,072	329,503
Technip SA- ADR	16,020	471,468
		800,971
FOOD & STAPLES RETAILING—0.2%
Carrefour SA- ADR	46,315	219,533

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
FRANCE—5.6%,
continued
FOOD PRODUCTS—0.7%
Danone SA- ADR	56,895	$ 789,703

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Cie Generale d'Optique
Essilor International SA	3,821	340,570

INSURANCE—0.3%
AXA SA- ADR	19,182	317,846

MEDIA—0.1%
Publicis Groupe SA- ADR	5,226	144,133

MULTI-UTILITIES—0.4%
GDF Suez- ADR	14,295	369,526
Veolia Environnement SA-
ADR	8,771	144,809
		514,335
PERSONAL PRODUCTS—0.3%
L'Oreal SA	382	47,121
L'Oreal SA- ADR	12,640	311,324
		358,445
SOFTWARE—0.2%
Dassault Systemes SA-
ADR	2,161	199,115
		6,396,811
GERMANY—6.2%
AIR FREIGHT & LOGISTICS—0.1%
Deutsche Post AG	8,337	160,504

AIRLINES—0.1%
Deutsche Lufthansa AG-
ADR	6,684	93,977

AUTOMOBILES—0.4%
Bayerische Motoren Werke
AG- ADR	16,181	484,135

CAPITAL MARKETS—0.5%
Deutsche Bank AG	10,569	526,230

CHEMICALS—0.9%
BASF SE- ADR	12,232	1,070,667

CONSUMER DURABLES & APPAREL—0.1%
Adidas AG	717	55,980

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
GERMANY—6.2%,
continued
DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG	2,890	$ 194,570
Deutsche Boerse AG-
ADR	10,140	67,532
		262,102
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
Deutsche Telekom AG-
ADR	26,454	318,771

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care
AG & Co. KGaA- ADR .	8,497	600,313

INSURANCE—0.8%
Allianz SE- ADR	55,520	659,022
Muenchener
Rueckversicherungs AG-
ADR	12,150	183,708
Muenchener
Rueckversicherungs
Gesellschaft AG	763	115,041
		957,771
MACHINERY—0.2%
MAN SE	1,327	176,681
MAN SE- ADR	5,576	73,771
		250,452
MULTI-UTILITIES—0.2%
RWE AG- ADR	4,979	237,399

PHARMACEUTICALS—0.5%
Bayer AG- ADR	8,570	602,385

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.1%
Infineon Technologies AG-
ADR	5,899	60,288

SOFTWARE—0.7%
SAP AG- ADR	11,293	788,477

TEXTILES, APPAREL & LUXURY GOODS—0.5%
Adidas AG- ADR	5,420	211,759
Puma SE	926	330,735
		542,494

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
GERMANY—6.2%,
continued
TRUCKING—0.1%
Deutsche Post AG- ADR .	3,960	$ 76,230
		7,088,175
GREECE—0.1%
BEVERAGES—0.1%
Coca Cola Hellenic
Bottling Co. SA- ADR
(a)	3,160	61,525
HONG KONG—3.3%
COMMERCIAL BANKS—0.2%
BOC Hong Kong Holdings
Ltd.	41,500	114,631
BOC Hong Kong Holdings
Ltd.- ADR	1,754	97,978
Hang Seng Bank Ltd.	4,200	55,816
		268,425
DISTRIBUTORS—0.1%
Li & Fung Ltd.	12,000	27,537
Li & Fung Ltd.- ADR	12,287	56,152
		83,689
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
China Unicom Hong Kong
Ltd.- ADR	24,295	408,156

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings
Ltd.	751	37,550
Jardine Matheson Holdings
Ltd.- ADR	3,366	169,276
		206,826
REAL ESTATE MANAGEMENT & DEVELOPMENT—
1.5%
Hang Lung Properties Ltd.	11,000	40,300
Henderson Land
Development Co. Ltd. .	8,000	44,144
Sun Hung Kai Properties
Ltd.	11,000	136,693
Sun Hung Kai Properties
Ltd.- ADR	12,589	156,406
Swire Pacific Ltd.,
Series A	6,500	72,863
Swire Pacific Ltd.,
Series A- ADR	32,051	356,728
Swire Properties Ltd. (a)	4,550	11,308

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
HONG KONG—3.3%,
continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—
1.5%, continued
Wharf Holdings Ltd.	161,000	$ 874,916
		1,693,358
SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	5,022
Esprit Holdings Ltd.- ADR
	4,499	17,951
		22,973
TELECOMMUNICATION SERVICES—1.0%
China Mobile Ltd.- ADR	20,215	1,113,442
		3,796,869
HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.1%
Magyar Telekom
Telecommunications
plc- ADR	11,582	150,450

INDIA—1.6%
BANKS—0.3%
ICICI Bank Ltd.- ADR	9,699	338,204

COMMERCIAL BANKS—0.4%
HDFC Bank Ltd.- ADR	13,084	446,164

IT SERVICES—0.5%
Infosys Ltd.- ADR	5,795	330,489
Wipro Ltd.- ADR	19,950	219,450
		549,939
METALS & MINING—0.2%
Sterlite Industries India
Ltd.- ADR	30,078	256,866

PHARMACEUTICALS—0.2%
Dr. Reddy's Laboratories
Ltd.- ADR	7,464	257,956
		1,849,129
INDONESIA—0.8%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	34,457	261,529

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
INDONESIA—0.8%,
continued
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
Telekomunikasi Indonesia
Persero Tbk PT- ADR .	11,564	$ 351,083

MACHINERY—0.2%
United Tractors Tbk PT-
ADR	3,427	246,949
		859,561
IRELAND—1.5%
COMMERCIAL SERVICES & SUPPLIES—0.5%
Experian plc	3,191	49,739
Experian plc- ADR	35,097	544,003
		593,742
CONSTRUCTION MATERIALS—0.1%
CRH plc- ADR	8,139	166,931

MEDIA—0.4%
WPP plc- ADR	6,339	433,398

PHARMACEUTICALS—0.5%
Elan Corp. plc- ADR (a)	10,509	157,740
Shire plc- ADR	3,899	369,430
		527,170
		1,721,241
ISRAEL—0.7%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical
Industries Ltd.- ADR	10,429	469,931

SOFTWARE—0.2%
Check Point Software
Technologies Ltd. (a)	3,477	221,972

WIRELESS TELECOMMUNICATION SERVICES—0.1%
Partner Communications
Co. Ltd.- ADR	10,688	81,015
		772,918
ITALY—1.3%
BANKS—0.1%
UniCredit SpA	28,224	141,385

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	4,425	7,932

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
ITALY—1.3%, continued
COMMERCIAL BANKS—0.1%, continued
Intesa Sanpaolo SpA-
ADR	4,639	$ 49,730
		57,662
ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	34,517

INSURANCE—0.2%
Assicurazioni Generali
SpA	11,306	175,517

OIL, GAS & CONSUMABLE FUELS—0.6%
ENI SpA- ADR	15,370	719,623

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Luxottica Group SpA-
ADR	7,497	270,417

TRANSPORTATION INFRASTRUCTURE—0.1%
Atlantia SpA	8,462	140,508
		1,539,629
JAPAN—13.9%
AUTO COMPONENTS—0.4%
Bridgestone Corp.	1,656	40,135
Bridgestone Corp.- ADR	4,051	197,000
Denso Corp.	4,700	157,007
Denso Corp.- ADR	6,048	101,727
		495,869
AUTOMOBILES—2.4%
Honda Motor Co. Ltd.-
ADR	22,423	861,716
Nissan Motor Co. Ltd.-
ADR	24,497	525,951
Toyota Motor Corp.- ADR	15,615	1,355,694
		2,743,361
BUILDING PRODUCTS—0.2%
Asahi Glass Co. Ltd.	3,000	25,444
Asahi Glass Co. Ltd.- ADR
	19,675	167,828
		193,272
CAPITAL GOODS—0.2%
Makita Corp.	600	24,067
Makita Corp.- ADR	4,936	199,131
		223,198
CAPITAL MARKETS—0.4%
Daiwa Securities Group,
Inc.	16,000	63,211

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
JAPAN—13.9%, continued
CAPITAL MARKETS—0.4%, continued
Daiwa Securities Group,
Inc.- ADR	35,860	$140,571
Nomura Holdings, Inc.-
ADR	47,321	208,686
		412,468
CHEMICALS—0.3%
Nitto Denko Corp.	500	20,146
Nitto Denko Corp.- ADR .	4,798	196,190
Shin-Etsu Chemical Co.
Ltd.	800	46,201
Sumitomo Chemical Co.
Ltd.	7,000	29,769
Toray Industries, Inc.	6,000	44,509
		336,815
COMMERCIAL BANKS—1.6%
Mitsubishi UFJ Financial
Group, Inc.- ADR	154,147	767,652
Mizuho Financial Group,
Inc.- ADR	123,540	399,034
Sumitomo Mitsui Financial
Group, Inc.- ADR	95,725	635,614
Sumitomo Mitsui Trust
Holdings, Inc.	2,980	9,505
Sumitomo Mitsui Trust
Holdings, Inc.- ADR	9,732	30,559
		1,842,364
COMMERCIAL SERVICES & SUPPLIES—0.4%
Dai Nippon Printing Co.
Ltd.	50,000	511,055
Dai Nippon Printing Co.
Ltd.- ADR	37	376
		511,431
COMPUTERS & PERIPHERALS—0.1%
Fujitsu Ltd.	2,000	10,535
Fujitsu Ltd.- ADR	1,240	32,786
Seiko Epson Corp.	600	8,409
Seiko Epson Corp.- ADR .	5,156	36,143
		87,873
CONSTRUCTION & ENGINEERING—0.1%
JGC Corp.	2,000	61,979
Obayashi Corp.	9,000	39,253
		101,232
DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	230	21,952
ORIX Corp.- ADR	5,368	259,006
		280,958

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
JAPAN—13.9%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%, continued
Nippon Telegraph &
Telephone Corp.- ADR .	14,030	$ 317,359

ELECTRIC UTILITIES—0.0%**
Chubu Electric Power Co.,
Inc.	1,800	32,490
Tohoku Electric Power
Co., Inc.	2,200	25,092
Tokyo Electric Power Co.,
Inc. (a)	2,400	6,031
		63,613
ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	13,248	302,187

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.5%
FUJIFILM Holdings
Corp.- ADR	7,885	185,376
Hoya Corp.	9,500	213,369
Hoya Corp.- ADR	1,734	39,241
Kyocera Corp.	700	64,105
Kyocera Corp.- ADR	620	57,170
Murata Manufacturing Co.
Ltd.	500	29,630
		588,891
HEALTH CARE EQUIPMENT & SUPPLIES—0.0%**
Terumo Corp.	600	28,670

HOUSEHOLD DURABLES—1.1%
Panasonic Corp.- ADR	37,773	349,400
Sekisui House Ltd	8,000	78,386
Sekisui House Ltd.- ADR .	28,052	274,068
Sharp Corp.	10,000	72,973
Sharp Corp.- ADR	17,095	126,161
Sony Corp.- ADR	16,828	349,518
		1,250,506
INSURANCE—0.4%
MS&AD Insurance Group
Holdings- ADR	32,700	335,502
Tokio Marine Holdings,
Inc.- ADR	3,661	101,263
		436,765
INTEGRATED TELECOMMUNICATION SERVICES—
0.2%
KDDI Corp.- ADR	11,600	188,384

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
JAPAN—13.9%, continued
MACHINERY—0.9%
FANUC Corp.- ADR	19,992	596,161
Kubota Corp.- ADR	7,097	343,495
SMC Corp.	300	47,699
		987,355
MARINE—0.0%**
Nippon Yusen KK- ADR .	7,243	45,341

METALS & MINING—0.1%
Nippon Steel Corp	13,000	35,653
Sumitomo Metal Mining
Co. Ltd.	4,000	56,204
		91,857
OFFICE ELECTRONICS—0.5%
Canon, Inc.- ADR	12,108	577,067

PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	13,121	346,394
Shiseido Co. Ltd.- ADR	15,988	274,674
		621,068
PHARMACEUTICALS—0.5%
Astellas Pharma, Inc.	2,600	106,802
Astellas Pharma, Inc.-
ADR	2,841	116,708
Daiichi Sankyo Co. Ltd.	1,700	30,973
Takeda Pharmaceutical Co.
Ltd.	2,100	92,479
Takeda Pharmaceutical Co.
Ltd.- ADR	10,224	224,928
		571,890
REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.5%
Daiwa House Industry Co.
Ltd.- ADR	1,547	205,653
Mitsubishi Estate Co. Ltd.	7,000	124,828
Mitsubishi Estate Co. Ltd.-
ADR	7,140	128,020
Mitsui Fudosan Co. Ltd.	2,000	38,250
Sumitomo Realty &
Development Co. Ltd.	2,000	48,206
		544,957
ROAD & RAIL—0.5%
Central Japan Railway Co.	5	41,199
East Japan Railway Co.	2,990	188,207
East Japan Railway Co.-
ADR	29,226	305,119
Keikyu Corp.	5,000	43,736
		578,261

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
JAPAN—13.9%, continued
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.1%
Advantest Corp.- ADR	323	$ 5,178
Rohm Co. Ltd.- ADR	2,660	65,728
		70,906
SOFTWARE—0.2%
Nintendo Co. Ltd.- ADR	9,992	189,448

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	11,333
TDK Corp.- ADR	576	33,120
		44,453
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.-
ADR	4,817	282,903

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,100	363,693

WIRELESS TELECOMMUNICATION SERVICES—0.5%
NTT DoCoMo, Inc.- ADR .	30,100	501,767
Softbank Corp.	1,300	38,433
		540,200
		15,914,615
JERSEY—0.3%
METALS & MINING—0.3%
Randgold Resources Ltd.-
ADR	3,893	342,506

MEXICO—1.4%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de
CV- ADR	2,899	307,033

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de
CV- ADR (a)	12,682	96,383

CONSTRUCTION MATERIALS—0.1%
Cemex SAB de CV- ADR
(a)	20,425	158,494

FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico SAB
de CV- ADR	10,283	345,200

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
MEXICO—1.4%,
continued
MEDIA—0.2%
Grupo Televisa SAB-
ADR	11,081	$ 233,588

TRANSPORTATION INFRASTRUCTURE—0.1%
Grupo Aeroportuario del
Pacifico SAB de CV-
ADR	3,646	132,642

WIRELESS TELECOMMUNICATION SERVICES—0.3%
America Movil SAB de
CV, Series L- ADR	12,573	312,188
		1,585,528
NETHERLANDS—4.3%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV	667	4,119
PostNL NV- ADR	1,500	9,150
TNT Express NV	667	8,237
TNT Express NV- ADR	1,509	18,561
		40,067
CHEMICALS—0.2%
Akzo Nobel NV- ADR	8,994	176,462

DIVERSIFIED FINANCIAL SERVICES—0.3%
ING Groep NV- ADR (a) .	40,591	337,717

FOOD & STAPLES RETAILING—0.2%
Koninklijke Ahold NV-
ADR	19,280	265,678

FOOD PRODUCTS—0.7%
Unilever NV - NY
Registry Shares	23,807	810,152

INDUSTRIAL CONGLOMERATES—0.3%
Koninklijke Philips
Electronics NV	17,814	362,515

INSURANCE—0.2%
Aegon NV (a)	34,236	190,352

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	15,736	245,010

MEDIA—0.1%
Wolters Kluwer NV	954	18,067

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
NETHERLANDS—4.3%,
continued
MEDIA—0.1%, continued
Wolters Kluwer NV- ADR	7,337	$ 137,936
		156,003
OIL, GAS & CONSUMABLE FUELS—1.8%
Royal Dutch Shell plc,
Class A- ADR	28,980	2,032,368

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.3%
ASML Holding NV - NY
Registry Shares	5,908	296,227
		4,912,551
NORWAY—1.3%
CHEMICALS—0.3%
Yara International ASA-
ADR	7,283	348,055

METALS & MINING—0.1%
Norsk Hydro ASA	13,975	76,099
Norsk Hydro ASA- ADR .	13,201	71,153
		147,252
OIL, GAS & CONSUMABLE FUELS—0.9%
Statoil ASA- ADR	36,526	990,220
		1,485,527
PERU—0.2%
METALS & MINING—0.2%
Cia de Minas
Buenaventura SA- ADR .	6,387	257,460

PORTUGAL—0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.1%
Portugal Telecom SGPS
SA- ADR	26,158	141,515

ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal
SA	10,966	31,898
		173,413
RUSSIA—0.6%
WIRELESS TELECOMMUNICATION SERVICES—0.6%
Mobile Telesystems OJSC-
ADR	38,963	714,581

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
SINGAPORE—2.0%
BANKS—0.1%
DBS Group Holdings Ltd.	6,656	$ 75,082

COMMERCIAL BANKS—1.2%
DBS Group Holdings Ltd.-
ADR	15,823	711,718
United Overseas Bank Ltd.
	15,187	221,695
United Overseas Bank
Ltd.- ADR	14,915	434,474
		1,367,887
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
Singapore
Telecommunications
Ltd.	49,000	122,787
Singapore
Telecommunications
Ltd.- ADR	6,886	173,321
		296,108
INDUSTRIAL CONGLOMERATES—0.4%
Keppel Corp. Ltd.- ADR .	29,349	511,260
		2,250,337
SOUTH AFRICA—1.7%
COMMERCIAL BANKS—0.2%
Standard Bank Group Ltd.-
ADR	5,847	170,323

METALS & MINING—0.7%
AngloGold Ashanti Ltd.-
ADR	9,541	352,254
Gold Fields Ltd.- ADR	5,538	76,978
Harmony Gold Mining Co.
Ltd.- ADR	18,339	200,445
Impala Platinum Holdings
Ltd.- ADR	8,480	166,802
		796,479
OIL, GAS & CONSUMABLE FUELS—0.6%
Sasol Ltd.- ADR	14,552	707,809

WIRELESS TELECOMMUNICATION SERVICES—0.2%
MTN Group Ltd.- ADR	14,503	256,848
		1,931,459
SOUTH KOREA—2.7%
COMMERCIAL BANKS—1.2%
KB Financial Group, Inc.-
ADR	13,542	496,991

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
SOUTH KOREA—2.7%,
continued
COMMERCIAL BANKS—1.2%, continued
Shinhan Financial Group
Co. Ltd.- ADR	6,719	$ 518,035
Woori Finance Holdings
Co. Ltd.- ADR	11,137	384,227
		1,399,253
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
KT Corp.- ADR (a)	27,722	379,514

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.2%
LG Display Co. Ltd.- ADR
(a)	23,999	282,468

METALS & MINING—0.6%
POSCO- ADR	7,690	643,653

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd.-
ADR	29,426	409,316
		3,114,204
SPAIN—2.0%
COMMERCIAL BANKS—0.8%
Banco Bilbao Vizcaya
Argentaria SA- ADR	50,114	400,411
Banco Santander SA- ADR
	68,269	523,623
		924,034
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.4%
Telefonica SA- ADR	25,429	417,290

ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	8,213	186,682

METALS & MINING—0.1%
Acerinox SA	11,524	148,116

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol YPF SA- ADR	13,760	343,725

RETAILING—0.2%
Inditex SA	2,686	257,282
		2,277,129

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
SWEDEN—1.4%
COMMUNICATIONS EQUIPMENT—0.4%
Telefonaktiebolaget LM
Ericsson- ADR	45,701	$ 471,177

MACHINERY—0.6%
Atlas Copco AB- ADR	8,984	218,491
Atlas Copco AB, Class A .	7,174	173,608
Sandvik AB	7,901	114,052
Sandvik AB- ADR	9,009	129,550
		635,701
PAPER & FOREST PRODUCTS—0.1%
Svenska Cellulosa AB,
Class B	4,800	83,147

RETAILING—0.0%**
Hennes & Mauritz AB
(H&M), Class B	1,624	58,766

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB-
ADR	45,980	332,435
		1,581,226
SWITZERLAND—6.0%
CAPITAL MARKETS—1.2%
Credit Suisse Group AG-
ADR	14,112	402,333
Julius Baer Group Ltd. (a).	9,537	384,988
UBS AG (a)	41,167	577,161
		1,364,482
CHEMICALS—0.8%
Syngenta AG- ADR (a)	12,610	867,946

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA
(a)	10,434	81,385

DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
Swisscom AG- ADR	5,970	240,472

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR (a)	42,475	866,915

INSURANCE—0.6%
Swiss Re AG (a)	2,040	130,282

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—94.9%, continued
SWITZERLAND—6.0%,
continued
INSURANCE—0.6%, continued
Zurich Financial Services
AG- ADR (a)	18,970	$ 511,811
		642,093
METALS & MINING—0.3%
Xstrata plc- ADR	106,960	361,525

PHARMACEUTICALS—1.9%
Novartis AG- ADR	20,049	1,110,915
Roche Holding AG- ADR .	24,884	1,085,938
		2,196,853
PROFESSIONAL SERVICES—0.0%**
Adecco SA (a)	710	37,203

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	581	22,155
Wolseley plc- ADR	45,040	169,350
		191,505
		6,850,379
TAIWAN—2.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.0%**
Chunghwa Telecom Co.
Ltd.- ADR	1,055	32,452

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.2%
AU Optronics Corp.- ADR
	55,729	254,124
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—2.0%
Advanced Semiconductor
Engineering, Inc.- ADR .	70,946	363,953
Siliconware Precision
Industries Co.- ADR	62,839	379,548
Taiwan Semiconductor
Manufacturing Co. Ltd.-
ADR	69,794	1,066,452
United Microelectronics
Corp.- ADR	177,082	433,851
		2,243,804
		2,530,380
TURKEY—0.2%
COMMERCIAL BANKS—0.2%
Turkiye Garanti Bankasi
AS- ADR	48,399	192,628

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
UNITED KINGDOM—
11.3%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	$ 8,495
Man Group plc- ADR	7,608	16,129
		24,624
COMMERCIAL BANKS—1.6%
Barclays plc- ADR	28,736	435,350
HSBC Holdings plc- ADR	28,194	1,251,532
Lloyds Banking Group plc-
ADR (a)	66,031	139,986
		1,826,868
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
BT Group plc- ADR	7,291	263,643

ELECTRIC UTILITIES—0.2%
SSE plc- ADR	12,214	262,723

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA- ADR (a)	2,434	64,233

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	23,930
J Sainsbury plc- ADR	11,869	235,006
WM Morrison
Supermarkets plc	7,868	37,503
		296,439
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc-
ADR	5,855	295,677

HOTELS, RESTAURANTS & LEISURE—0.3%
Carnival plc- ADR	1,539	49,294
Compass Group plc- ADR	24,883	263,013
		312,307
HOUSEHOLD PRODUCTS—0.2%
Reckitt Benckiser Group
plc	1,019	57,584
Reckitt Benckiser Group
plc- ADR	19,155	216,835
		274,419
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.1%
International Power plc	4,881	31,619

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
UNITED KINGDOM—
11.3%, continued
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.1%, continued
International Power plc-
ADR	1,872	$ 120,950
		152,569
INSURANCE—0.5%
Aviva plc	15,126	80,203
Prudential plc- ADR	19,721	473,896
		554,099
MATERIALS—0.1%
Antofagasta plc	3,335	61,452

MEDIA—0.8%
British Sky Broadcasting
Group plc	3,176	34,341
British Sky Broadcasting
Group plc- ADR	5,373	232,544
Pearson plc- ADR	23,760	445,262
Reed Elsevier plc- ADR	7,116	251,764
		963,911
METALS & MINING—1.1%
Antofagasta plc- ADR	3,393	126,254
Rio Tinto plc- ADR	21,295	1,183,789
		1,310,043
MULTILINE RETAIL—0.1%
Marks & Spencer Group
plc- ADR	6,941	83,708

MULTI-UTILITIES—0.9%
Centrica plc	7,002	35,436
Centrica plc- ADR	7,752	157,443
National Grid plc- ADR	13,453	679,107
United Utilities Group plc-
ADR	7,667	148,357
		1,020,343
OIL, GAS & CONSUMABLE FUELS—2.0%
BG Group plc- ADR	36,189	838,137
BP plc- ADR	27,265	1,226,925
Tullow Oil plc	5,148	125,737
Tullow Oil plc- ADR	10,082	123,101
		2,313,900
PHARMACEUTICALS—1.4%
AstraZeneca plc- ADR	13,344	593,674
GlaxoSmithKline plc-
ADR	21,779	978,095
		1,571,769

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.9%, continued
UNITED KINGDOM—
11.3%, continued
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.2%
ARM Holdings plc- ADR	9,810	$ 277,525

SOFTWARE—0.1%
Sage Group plc	3,343	15,998
Sage Group plc- ADR	2,441	46,721
		62,719
SPECIALTY RETAIL—0.1%
Kingfisher plc- ADR	13,881	135,201

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group plc- ADR
	28,368	784,943
		12,913,115
UNITED STATES—0.7%
HEALTH CARE TECHNOLOGY—0.1%
SXC Health Solutions
Corp. (a)	1,818	136,277

MEDIA—0.1%
Thomson Reuters Corp.	4,046	116,929

METALS & MINING—0.3%
Sims Metal Management
Ltd.- ADR	16,850	257,300

REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.2%
Brookfield Office
Properties, Inc.	13,940	243,253

TOTAL COMMON
STOCKS		108,347,007

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE NOTES—0.7%
DEVELOPMENT AUTHORITIES—0.7%
Everence Community
Investment, Inc., 0.25%,
12/15/12+(b)	$ 343,000	341,664
Everence Community
Investment, Inc., 0.37%,
12/15/13+(b)	256,000	255,261
Everence Community
Investment, Inc., 0.37%,
12/15/14+(b)	256,000	255,261
TOTAL
CORPORATE
NOTES		852,186
SHORT TERM INVESTMENT—2.6%
INVESTMENT COMPANY—2.6%
JPMorgan U.S.
Government Money
Market Fund, Agency
Shares	2,913,199	2,913,199

TOTAL INVESTMENTS (Cost*
$114,244,381)—98.2%		$ 112,112,392
Other assets in excess of liabilities —
1.8%		2,082,397
NET ASSETS—100%		$ 114,194,789

+	Variable rate security. Rates presented are the rates in effect at March 31,2012
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.25%	343,000	3/2012
Everence Community Investment, Inc.	0.37%	256,000	3/2012
Everence Community Investment, Inc.	0.37%	256,000	3/2012

At March 31, 2012, these securities had an aggregate market value of $852,186, representing 0.7% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
March 31, 2012 (Unaudited)

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Value Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%
AIRLINES—0.5%
Delta Air Lines, Inc.(a)	10,780	$ 106,830
Southwest Airlines Co.	10,063	82,919
United Continental Holdings,
Inc.(a)	4,220	90,730
		280,479
AUTO COMPONENTS—0.3%
Autoliv, Inc.	1,118	74,962
Lear Corp.	1,715	79,730
		154,692
AUTOMOBILES—0.4%
General Motors Co.(a)	7,998	205,149

BEVERAGES—0.4%
Coca-Cola Enterprises, Inc.	4,031	115,286
Dr. Pepper Snapple Group,
Inc.	2,418	97,228
		212,514
BIOTECHNOLOGY—0.4%
Amgen, Inc.	2,917	198,327

BUILDING PRODUCTS—0.1%
Masco Corp.	3,826	51,154

CAPITAL MARKETS—3.9%
Ameriprise Financial, Inc.	2,516	143,739
Bank of New York Mellon
Corp.	12,337	297,692
BlackRock, Inc.	1,071	219,448
Goldman Sachs Group, Inc.	4,641	577,201
Invesco Ltd.	4,942	131,803
Legg Mason, Inc.	1,173	32,762
Morgan Stanley	14,545	285,664
Raymond James Financial,
Inc.	1,790	65,388
State Street Corp.	5,540	252,070
		2,005,767
CHEMICALS—2.2%
Air Products & Chemicals,
Inc.	983	90,239
Airgas, Inc.	1,048	93,241
Ashland, Inc.	1,112	67,899
CF Industries Holdings, Inc .	622	113,608
E.I. du Pont de Nemours &
Co.	9,377	496,043

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
CHEMICALS—2.2%, continued
Huntsman Corp.	3,091	$ 43,305
International Flavors &
Fragrances, Inc.	1,490	87,314
LyondellBasell Industries
NV, Class A	2,908	126,934
		1,118,583
COMMERCIAL BANKS—7.0%
BB&T Corp.	7,382	231,721
CIT Group, Inc.(a)	2,126	87,676
Comerica, Inc.	2,009	65,011
Fifth Third Bancorp	9,150	128,558
First Horizon National Corp. .	2,930	30,413
Huntington Bancshares, Inc.	10,533	67,938
KeyCorp	12,151	103,284
M&T Bank Corp.	1,320	114,682
PNC Financial Services
Group, Inc	5,066	326,706
Regions Financial Corp.	16,718	110,172
SunTrust Banks, Inc	5,600	135,352
U.S. Bancorp	18,430	583,862
Wells Fargo & Co.	47,504	1,621,787
Zions Bancorp	2,042	43,821
		3,650,983
COMMERCIAL SERVICES & SUPPLIES—0.7%
Avery Dennison Corp.	2,140	64,478
Pitney Bowes, Inc.	3,859	67,841
R.R. Donnelley & Sons Co.	3,672	45,496
Waste Management, Inc	5,466	191,092
		368,907
COMMUNICATIONS EQUIPMENT—0.4%
Motorola Mobility Holdings,
Inc.(a)	1	39
Motorola Solutions, Inc.	3,976	202,100
		202,139
COMPUTERS & PERIPHERALS—1.7%
Dell, Inc.(a)	8,397	139,390
Hewlett-Packard Co.	18,816	448,385
SanDisk Corp.(a)	1,270	62,979
Seagate Technology plc	4,352	117,287
Western Digital Corp.(a)	2,739	113,367
		881,408

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	2,061	$ 88,066

CONSUMER FINANCE—1.1%
Capital One Financial Corp.	5,236	291,855
Discover Financial Services	6,193	206,475
SLM Corp.	6,152	96,955
		595,285
CONTAINERS & PACKAGING—0.4%
Bemis Co., Inc.	4,163	134,423
Owens-Illinois, Inc.(a)	2,366	55,223
		189,646
DISTRIBUTORS—0.2%
Genuine Parts Co.	1,960	122,990

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	3,153	51,930

DIVERSIFIED FINANCIAL SERVICES—7.9%
Bank of America Corp	96,411	922,653
Citigroup, Inc.	28,841	1,054,138
CME Group, Inc.	694	200,795
JPMorgan Chase & Co.	37,288	1,714,502
Moody's Corp	1,296	54,562
NASDAQ OMX Group,
Inc.(a)	2,172	56,255
NYSE Euronext	3,488	104,675
		4,107,580
DIVERSIFIED TELECOMMUNICATION SERVICES—
6.5%
AT&T, Inc.	58,240	1,818,835
CenturyLink, Inc.	6,768	261,583
Frontier Communications
Corp.	14,847	61,912
Verizon Communications,
Inc	28,643	1,095,022
Windstream Corp	9,242	108,224
		3,345,576
ELECTRIC UTILITIES—3.1%
Duke Energy Corp.	11,017	231,467
FirstEnergy Corp.	4,525	206,295
NextEra Energy, Inc.	4,480	273,639
Northeast Utilities	3,436	127,544
Pepco Holdings, Inc	5,153	97,340
PPL Corp.	3,830	108,236

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
ELECTRIC UTILITIES—3.1%, continued
Progress Energy, Inc.	2,320	$ 123,215
Southern Co.	9,816	441,033
		1,608,769
ELECTRICAL EQUIPMENT—0.3%
Cooper Industries plc	2,273	145,358

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—1.1%
Arrow Electronics, Inc.(a)	1,980	83,101
Corning, Inc.	15,962	224,745
Flextronics International
Ltd.(a)	9,429	68,172
TE Connectivity Ltd	4,666	171,475
		547,493
ENERGY EQUIPMENT & SERVICES—0.3%
Nabors Industries Ltd.(a)	3,277	57,315
Noble Corp.(a)	1,933	72,429
Patterson-UTI Energy, Inc.	2,566	44,366
		174,110
FOOD & STAPLES RETAILING—1.2%
CVS Caremark Corp.	12,695	568,736
Safeway, Inc	4,013	81,103
		649,839
FOOD PRODUCTS—2.6%
ConAgra Foods, Inc.	6,460	169,640
H.J. Heinz Co.	1,906	102,066
Hormel Foods Corp.	2,434	71,852
J. M. Smucker Co	1,238	100,724
Kraft Foods, Inc., Class A	16,641	632,524
McCormick & Co., Inc.	2,169	118,059
Ralcorp Holdings, Inc.(a)	690	51,122
Tyson Foods, Inc., Class A	4,742	90,809
		1,336,796
GAS UTILITIES—0.1%
National Fuel Gas Co.	1,408	67,753

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
Boston Scientific Corp.(a)	21,282	127,266
CareFusion Corp.(a)	2,330	60,417
Covidien plc	5,754	314,629
Hologic, Inc.(a)	3,760	81,028

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%,
continued
Medtronic, Inc.	10,970	$ 429,914
		1,013,254
HEALTH CARE PROVIDERS & SERVICES—1.9%
Aetna, Inc	4,164	208,866
Cardinal Health, Inc	4,105	176,967
Cigna Corp	3,085	151,936
Coventry Health Care, Inc.	2,032	72,278
Humana, Inc	732	67,695
WellPoint, Inc.	3,867	285,385
		963,127
HOTELS, RESTAURANTS & LEISURE—0.7%
Carnival Corp	4,993	160,175
Darden Restaurants, Inc	1,878	96,078
Hyatt Hotels Corp., Class
A(a)	866	36,996
Wyndham Worldwide Corp .	1,962	91,253
		384,502
HOUSEHOLD DURABLES—0.8%
D.R. Horton, Inc.	4,035	61,211
Leggett & Platt, Inc.	2,910	66,959
Mohawk Industries, Inc.(a)	722	48,020
Newell Rubbermaid, Inc.	4,509	80,305
Toll Brothers, Inc.(a)	3,106	74,513
Whirlpool Corp.	1,019	78,321
		409,329
HOUSEHOLD PRODUCTS—3.8%
Church & Dwight Co., Inc	2,046	100,643
Procter & Gamble Co.	27,891	1,874,554
		1,975,197
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.1%
NRG Energy, Inc.(a)	4,298	67,350

INSURANCE—8.5%
ACE Ltd	3,330	243,756
Aflac, Inc.	4,701	216,199
Alleghany Corp.(a)	231	76,022
Allstate Corp.	5,979	196,829
American International
Group, Inc.(a)	5,323	164,108
AON Corp.(a)	2,267	111,219
Assurant, Inc.	790	31,995

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
INSURANCE—8.5%, continued
Assured Guaranty Ltd.	1,725	$ 28,497
Berkshire Hathaway, Inc.,
Class B(a)	5,971	484,547
Chubb Corp.	2,830	195,581
Cincinnati Financial Corp.	922	31,818
Everest Re Group Ltd.	955	88,356
Fidelity National Financial,
Inc., Class A	2,215	39,936
Genworth Financial, Inc.,
Class A(a)	5,897	49,063
Hartford Financial Services
Group, Inc	4,660	98,233
Lincoln National Corp.	3,275	86,329
Loews Corp.	3,484	138,907
Markel Corp.(a)	219	98,318
Marsh & McLennan Cos.,
Inc.	5,930	194,445
MetLife, Inc.	10,582	395,238
Principal Financial Group,
Inc.	3,784	111,666
Progressive Corp.	7,694	178,347
Prudential Financial, Inc.	4,805	304,589
RenaissanceRe Holdings Ltd. .	1,255	95,041
Torchmark Corp.	1,803	89,879
Travelers Cos., Inc.	4,409	261,013
Unum Group	4,968	121,617
White Mountains Insurance
Group Ltd.	120	60,206
Willis Group Holdings plc	2,720	95,146
XL Group plc	4,703	102,008
		4,388,908
INTERNET & CATALOG RETAIL—0.3%
Liberty Interactive Corp.,
Series A(a)	7,606	145,199

INTERNET SOFTWARE & SERVICES—0.2%
Yahoo!, Inc.(a)	5,649	85,978

IT SERVICES—0.3%
Fidelity National Information
Services, Inc.	2,343	77,600
Paychex, Inc.	2,084	64,583
		142,183
LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	1,817	66,720

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
LEISURE EQUIPMENT & PRODUCTS—0.4%, continued
Mattel, Inc.	3,736	$ 125,754
		192,474
MACHINERY—1.7%
Dover Corp.	1,482	93,277
Illinois Tool Works, Inc	5,193	296,624
Ingersoll-Rand plc	3,642	150,597
Parker Hannifin Corp	2,075	175,441
Stanley Black & Decker, Inc. .	1,971	151,688
		867,627
MEDIA—1.9%
DISH Network Corp., Class
A	2,260	74,422
Time Warner, Inc	10,752	405,888
Walt Disney Co.	11,436	500,668
		980,978
METALS & MINING—0.8%
Cliffs Natural Resources, Inc	1,169	80,965
Nucor Corp.	3,890	167,076
Reliance Steel & Aluminum
Co.	1,348	76,135
Steel Dynamics, Inc.	3,833	55,732
United States Steel Corp.	2,001	58,769
		438,677
MULTILINE RETAIL—0.7%
J.C. Penney Co., Inc	2,025	71,746
Macy's, Inc.	4,242	168,535
Nordstrom, Inc.	2,610	145,429
		385,710
MULTI-UTILITIES—2.5%
Alliant Energy Corp	2,331	100,979
CenterPoint Energy, Inc	4,085	80,556
CMS Energy Corp.	3,424	75,328
Consolidated Edison, Inc.	3,801	222,054
DTE Energy Co.	3,270	179,948
MDU Resources Group, Inc. .	4,677	104,718
NiSource, Inc.	4,934	120,143
OGE Energy Corp.	1,140	60,990
SCANA Corp	1,363	62,167
Sempra Energy	1,928	115,603
Wisconsin Energy Corp	4,376	153,948
		1,276,434

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
OFFICE ELECTRONICS—0.2%
Xerox Corp	15,601	$ 126,056

OIL, GAS & CONSUMABLE FUELS—6.3%
Anadarko Petroleum Corp.	2,993	234,472
Apache Corp.	4,031	404,874
Chesapeake Energy Corp.	7,342	170,114
Cimarex Energy Co.	1,068	80,602
ConocoPhillips	12,455	946,705
Devon Energy Corp.	4,097	291,379
Energen Corp.	650	31,947
Hess Corp.	3,530	208,093
Marathon Oil Corp.	8,037	254,773
Marathon Petroleum Corp.	3,069	133,072
Murphy Oil Corp.	1,985	111,696
Newfield Exploration Co.(a)	2,102	72,897
Noble Energy, Inc.	930	90,935
Spectra Energy Corp.	7,434	234,543
		3,266,102
PAPER & FOREST PRODUCTS—0.5%
International Paper Co.	5,011	175,886
MeadWestvaco Corp.	2,902	91,674
		267,560
PHARMACEUTICALS—9.7%
Abbott Laboratories	15,220	932,834
Bristol-Myers Squibb Co.	17,076	576,315
Eli Lilly & Co.	10,200	410,754
Forest Laboratories, Inc.(a)	2,965	102,856
Johnson & Johnson	26,613	1,755,393
Merck & Co., Inc.	30,140	1,157,376
Watson Pharmaceuticals,
Inc.(a)	1,413	94,756
		5,030,284
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.2%
American Capital Agency
Corp.	896	26,468
Annaly Capital Management,
Inc.	10,507	166,221
AvalonBay Communities,
Inc.	1,318	186,299
Equity Residential	2,862	179,218
Federal Realty Investment
Trust	804	77,819
HCP, Inc	4,014	158,392
Health Care REIT, Inc.	1,922	105,633
Host Hotels & Resorts, Inc.	5,451	89,505

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.2%,
continued
Kimco Realty Corp.	5,210	$ 100,345
Liberty Property Trust	2,426	86,657
Macerich Co	1,986	114,692
Plum Creek Timber Co., Inc. .	2,550	105,978
ProLogis, Inc.	4,972	179,091
Rayonier, Inc.	1,950	85,976
Regency Centers Corp.	1,634	72,680
SL Green Realty Corp.	1,136	88,097
UDR, Inc.	2,982	79,649
Vornado Realty Trust	1,970	165,874
Weingarten Realty Investors .	3,339	88,250
		2,156,844
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—4.2%
Applied Materials, Inc.	15,397	191,539
Intel Corp.	50,302	1,413,989
KLA-Tencor Corp.	2,395	130,336
Maxim Integrated Products,
Inc	3,463	99,007
Microchip Technology, Inc.	2,894	107,657
Micron Technology, Inc.(a)	9,638	78,068
Texas Instruments, Inc	4,128	138,742
		2,159,338
SOFTWARE—1.8%
Microsoft Corp	25,710	829,147
Synopsys, Inc.(a)	3,565	109,303
		938,450
SPECIALTY RETAIL—1.3%
Best Buy Co., Inc	4,085	96,733
GameStop Corp., Class A	2,804	61,239
Home Depot, Inc.	7,521	378,382
Orchard Supply Hardware
Stores Corp., Class A(a)	39	805
Staples, Inc	7,496	121,285
		658,444
THRIFTS & MORTGAGE FINANCE—0.2%
New York Community
Bancorp, Inc.	5,331	74,154
People's United Financial,
Inc	4,388	58,097
		132,251

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
WATER UTILITIES—0.3%
American Water Works Co.,
Inc.	2,056	$ 69,966
Aqua America, Inc.	2,869	63,950
		133,916
WIRELESS TELECOMMUNICATION SERVICES—0.2%
Sprint Nextel Corp.(a)	39,309	112,031

TOTAL COMMON STOCKS .		51,059,496

PREFERRED STOCK—0.0%**
SPECIALTY RETAIL—0.0%**
Orchard Supply Hardware
Stores Corp., Perpetual,
Series A - Zero Coupon (a)	39	81
TOTAL PREFERRED STOCKS		81

CORPORATE NOTES—1.1%
DEVELOPMENT AUTHORITIES—1.1%
Everence Community
Investment, Inc., 0.25%,
12/15/12+(b)	$ 175,000	174,319
Everence Community
Investment, Inc., 0.37%,
12/15/13+(b)	192,500	191,944
Everence Community
Investment, Inc., 0.37%,
12/15/14+(b)	192,500	191,944
TOTAL
CORPORATE
NOTES		558,207

SHORT TERM INVESTMENT—0.3%
INVESTMENT COMPANY—0.3%
JPMorgan U.S. Government
Money Market Fund, Agency
Shares	143,627	143,627

TOTAL INVESTMENTS (Cost*
$44,111,908)—99.9%		$ 51,761,411
Other assets in excess of liabilities — 0.1%		48,086
NET ASSETS—100%		$ 51,809,497

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
March 31, 2012 (Unaudited)

+	Variable rate security. Rates presented are the rates in effect at March 31, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.25%	175,000	12/2009
Everence Community Investment, Inc.	0.37%	192,500	12/2009
Everence Community Investment, Inc.	0.37%	192,500	12/2009

At March 31, 2012, these securities had an aggregate market value of $558,207, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Growth Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%
AIR FREIGHT & LOGISTICS—1.8%
C. H. Robinson Worldwide,
Inc	1,398	$ 91,555
Expeditors International of
Washington, Inc.	1,536	71,439
FedEx Corp.	2,084	191,645
United Parcel Service, Inc.,
Class B	5,181	418,210
		772,849
AUTO COMPONENTS—0.7%
BorgWarner, Inc.(a)	812	68,484
Goodyear Tire & Rubber
Co.(a)	5,321	59,702
Johnson Controls, Inc.	5,008	162,660
		290,846
AUTOMOBILES—0.9%
Ford Motor Co.	24,509	306,118
Harley-Davidson, Inc	1,740	85,399
		391,517
BEVERAGES—4.2%
Coca-Cola Co	13,386	990,698
Monster Beverage Corp.(a)	1,308	81,214
PepsiCo, Inc.	10,299	683,338
		1,755,250
BIOTECHNOLOGY—2.7%
Alexion Pharmaceuticals,
Inc.(a)	1,530	142,076
Amgen, Inc.	3,835	260,742
Biogen Idec, Inc.(a)	1,563	196,891
Celgene Corp.(a)	3,239	251,087
Gilead Sciences, Inc.(a)	4,987	243,615
Vertex Pharmaceuticals,
Inc.(a)	1,259	51,631
		1,146,042
CAPITAL MARKETS—1.4%
Affiliated Managers Group,
Inc.(a)	629	70,328
Charles Schwab Corp.	6,954	99,929
Franklin Resources, Inc.	1,121	139,038
Northern Trust Corp.	1,751	83,085
SEI Investments Co.	2,882	59,629
T. Rowe Price Group, Inc.	1,784	116,495

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
CAPITAL MARKETS—1.4%, continued
TD Ameritrade Holding Corp.	1,312	$ 25,899
		594,403
CHEMICALS—1.4%
Air Products & Chemicals,
Inc.	797	73,165
CF Industries Holdings, Inc.	345	63,014
Ecolab, Inc.	1,868	115,293
Praxair, Inc.	2,111	242,005
Sigma-Aldrich Corp	1,156	84,457
		577,934
COMMERCIAL SERVICES & SUPPLIES—0.4%
Copart, Inc.(a)	1,804	47,030
Iron Mountain, Inc.	1,622	46,714
Stericycle, Inc.(a)	729	60,973
		154,717
COMMUNICATIONS EQUIPMENT—4.5%
Acme Packet, Inc.(a)	1,289	35,473
Cisco Systems, Inc.	37,365	790,270
F5 Networks, Inc.(a)	544	73,418
Juniper Networks, Inc.(a)	3,530	80,767
Motorola Mobility Holdings,
Inc.(a)	2,317	90,919
QUALCOMM, Inc	11,606	789,440
Riverbed Technology, Inc.(a) .	1,533	43,047
		1,903,334
COMPUTERS & PERIPHERALS—10.7%
Apple, Inc.(a)	6,270	3,758,677
Dell, Inc.(a)	7,540	125,164
EMC Corp.(a)	14,601	436,278
NetApp, Inc.(a)	2,370	106,105
SanDisk Corp.(a)	1,413	70,070
		4,496,294
CONSTRUCTION & ENGINEERING—0.2%
Fluor Corp.	1,432	85,977

CONSUMER FINANCE—1.2%
American Express Co	8,747	506,101

CONTAINERS & PACKAGING—0.1%
Crown Holdings, Inc.(a)	1,550	57,086

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
DIVERSIFIED CONSUMER SERVICES—0.2%
Apollo Group, Inc., Class
A(a)	871	$ 33,655
ITT Educational Services,
Inc.(a)	379	25,067
Weight Watchers
International, Inc.	615	47,472
		106,194
DIVERSIFIED FINANCIAL SERVICES—0.2%
IntercontinentalExchange,
Inc.(a)	406	55,793
Moody's Corp	923	38,858
		94,651
ELECTRICAL EQUIPMENT—1.4%
AMETEK, Inc.	1,324	64,227
Emerson Electric Co.	5,506	287,303
Rockwell Automation, Inc	1,274	101,538
Roper Industries, Inc.	838	83,096
Sensata Technologies
Holding NV(a)	1,455	48,714
		584,878
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.4%
Amphenol Corp., Class A	1,690	101,012
Trimble Navigation Ltd.(a)	1,341	72,977
		173,989
ENERGY EQUIPMENT & SERVICES—1.6%
Cameron International
Corp.(a)	1,770	93,509
Diamond Offshore Drilling,
Inc	731	48,794
FMC Technologies, Inc.(a)	1,710	86,218
Helmerich & Payne, Inc.	838	45,210
National Oilwell Varco, Inc .	3,619	287,602
Noble Corp.(a)	880	32,974
Weatherford International
Ltd.(a)	5,139	77,548
		671,855
FOOD & STAPLES RETAILING—3.5%
Costco Wholesale Corp.	3,149	285,929
Kroger Co.	4,956	120,084
Walgreen Co.	6,108	204,557
Wal-Mart Stores, Inc.	12,494	764,633

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
FOOD & STAPLES RETAILING—3.5%, continued
Whole Foods Market, Inc	1,082	$ 90,022
		1,465,225
FOOD PRODUCTS—1.3%
General Mills, Inc.	2,554	100,755
Green Mountain Coffee
Roasters, Inc.(a)	1,055	49,416
H.J. Heinz Co.	1,196	64,046
Hershey Co	1,517	93,038
Kellogg Co.	1,539	82,537
Mead Johnson Nutrition Co.	1,738	143,350
		533,142
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
Baxter International, Inc.	3,841	229,615
Becton Dickinson and Co.	1,404	109,021
C.R. Bard, Inc.	773	76,311
DENTSPLY International,
Inc.	1,554	62,362
Edwards Lifesciences
Corp.(a)	825	60,002
Intuitive Surgical, Inc.(a)	269	145,731
ResMed, Inc.(a)	1,256	38,823
St. Jude Medical, Inc.	2,362	104,660
Stryker Corp.	2,340	129,823
Varian Medical Systems,
Inc.(a)	811	55,927
Zimmer Holdings, Inc.	1,166	74,950
		1,087,225
HEALTH CARE PROVIDERS & SERVICES—3.3%
AmerisourceBergen Corp.	1,765	70,035
DaVita, Inc.(a)	733	66,095
Express Scripts, Inc.(a)	3,554	192,556
Henry Schein, Inc.(a)	841	63,647
Laboratory Corp. of America
Holdings(a)	706	64,627
McKesson Corp.	1,993	174,926
Medco Health Solutions,
Inc.(a)	2,804	197,121
Quest Diagnostics, Inc.	1,816	111,048
UnitedHealth Group, Inc.	7,601	448,003
		1,388,058
HEALTH CARE TECHNOLOGY—0.2%
Cerner Corp.(a)	904	68,849

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
HOTELS, RESTAURANTS & LEISURE—3.5%
Chipotle Mexican Grill,
Inc.(a)	213	$ 89,034
Marriott International, Inc.,
Class A	2,248	85,087
McDonald's Corp.	7,096	696,117
Starbucks Corp	5,509	307,898
Starwood Hotels & Resorts
Worldwide, Inc	1,434	80,892
Yum! Brands, Inc	3,227	229,698
		1,488,726
HOUSEHOLD PRODUCTS—1.2%
Clorox Co	1,525	104,844
Colgate-Palmolive Co.	3,602	352,204
Energizer Holdings, Inc.(a)	736	54,596
		511,644
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.1%
AES Corp.(a)	4,097	53,548

INDUSTRIAL CONGLOMERATES—1.6%
3M Co.	5,140	458,540
Tyco International Ltd.	3,784	212,585
		671,125
INSURANCE—0.5%
Berkshire Hathaway, Inc.,
Class B(a)	2,189	177,637
Brown & Brown, Inc.	1,455	34,600
		212,237
INTERNET & CATALOG RETAIL—2.2%
Amazon.com, Inc.(a)	2,590	524,501
Expedia, Inc.	805	26,919
priceline.com, Inc.(a)	458	328,615
TripAdvisor, Inc.(a)	805	28,714
		908,749
INTERNET SOFTWARE & SERVICES—4.0%
Akamai Technologies, Inc.(a)	1,478	54,243
eBay, Inc.(a)	7,408	273,281
Google, Inc., Class A(a)	1,796	1,151,667
Rackspace Hosting, Inc.(a)	802	46,348
VeriSign, Inc.	1,821	69,817
Yahoo!, Inc.(a)	6,175	93,983
		1,689,339

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
IT SERVICES—8.1%
Accenture plc, Class A	4,604	$ 296,958
Automatic Data Processing,
Inc.	3,773	208,232
Cognizant Technology
Solutions Corp., Class A(a).	1,991	153,207
Fiserv, Inc.(a)	1,482	102,836
International Business
Machines Corp.	7,894	1,647,083
Mastercard, Inc., Class A	720	302,789
Paychex, Inc.	1,693	52,466
Teradata Corp.(a)	1,177	80,213
VeriFone Systems, Inc.(a)	727	37,709
Visa, Inc., Class A	3,476	410,168
Western Union Co.	6,068	106,797
		3,398,458
LIFE SCIENCES TOOLS & SERVICES—0.8%
Covance, Inc.(a)	419	19,957
Life Technologies Corp.(a)	1,718	83,873
Thermo Fisher Scientific, Inc.	2,866	161,585
Waters Corp.(a)	650	60,229
		325,644
MACHINERY—1.2%
AGCO Corp.(a)	1,741	82,193
Deere & Co.	3,377	273,199
Joy Global, Inc.	746	54,831
PACCAR, Inc	2,221	104,009
		514,232
MEDIA—5.8%
Cablevision Systems Corp.,
Class A	3,776	55,432
CBS Corp., Class B	5,828	197,627
Comcast Corp., Class A	14,252	427,702
Comcast Corp. - Special,
Class A	4,379	129,224
DIRECTV, Class A(a)	5,581	275,366
Discovery Communications,
Inc., Class C(a)	2,020	94,698
Discovery Communications,
Inc., Class A(a)	2,442	123,565
Interpublic Group of Cos.,
Inc.	4,104	46,827
Liberty Global, Inc., Class
A(a)	1,736	86,939
Liberty Media Corp. - Liberty
Capital, Series A(a)	1,300	114,595
McGraw-Hill Cos., Inc	1,927	93,402

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
MEDIA—5.8%, continued
Omnicom Group, Inc.	1,958	$ 99,173
Sirius XM Radio, Inc.(a)	28,051	64,798
Time Warner Cable, Inc.	2,448	199,512
Viacom, Inc., Class B	3,986	189,176
Virgin Media, Inc	2,280	56,954
Walt Disney Co.	4,340	190,005
		2,444,995
METALS & MINING—0.2%
Cliffs Natural Resources, Inc	590	40,863
Molycorp, Inc.(a)	1,214	41,070
		81,933
MULTILINE RETAIL—1.3%
Dollar Tree, Inc.(a)	925	87,403
Family Dollar Stores, Inc	952	60,243
Kohl's Corp.	2,523	126,226
Target Corp.	4,561	265,769
		539,641
OIL, GAS & CONSUMABLE FUELS—3.3%
Anadarko Petroleum Corp.	2,864	224,366
Cabot Oil & Gas Corp.	2,018	62,901
Concho Resources, Inc.(a)	654	66,760
Denbury Resources, Inc.(a)	2,865	52,229
El Paso Corp.	5,684	167,962
EOG Resources, Inc	1,873	208,090
Noble Energy, Inc.	598	58,472
Pioneer Natural Resources
Co.	771	86,036
QEP Resources, Inc.	2,475	75,488
Range Resources Corp	1,251	72,733
SM Energy Co.	263	18,613
Southwestern Energy Co.(a)	2,293	70,166
Ultra Petroleum Corp.(a)	1,269	28,717
Whiting Petroleum Corp.(a)	940	51,042
Williams Cos., Inc.	4,431	136,519
WPX Energy, Inc.(a)	1,477	26,601
		1,406,695
PERSONAL PRODUCTS—0.5%
Avon Products, Inc.	2,561	49,581
Estee Lauder Cos., Inc., Class
A	1,580	97,865
Herbalife Ltd.	915	62,970
		210,416

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
PHARMACEUTICALS—0.9%
Allergan, Inc./United States	2,365	$ 225,692
Mylan, Inc.(a)	2,727	63,948
Perrigo Co.	673	69,528
		359,168
PROFESSIONAL SERVICES—0.4%
Dun & Bradstreet Corp.	687	58,209
IHS, Inc., Class A(a)	404	37,835
Robert Half International, Inc.	2,389	72,387
		168,431
REAL ESTATE INVESTMENT TRUSTS (REITS)—2.3%
American Tower Corp.	2,840	178,977
Boston Properties, Inc.	981	102,995
Host Hotels & Resorts, Inc.	2,962	48,636
Public Storage	1,186	163,870
Simon Property Group, Inc.	2,590	377,311
Weyerhaeuser Co.	5,024	110,126
		981,915
REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.1%
CBRE Group, Inc.(a)	2,723	54,351

ROAD & RAIL—1.0%
CSX Corp.	8,276	178,100
Kansas City Southern(a)	1,081	77,497
Norfolk Southern Corp	2,750	181,032
		436,629
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.9%
Altera Corp	2,067	82,308
Analog Devices, Inc.	2,349	94,900
Atmel Corp.(a)	3,603	35,525
Avago Technologies Ltd.	2,151	83,824
Broadcom Corp., Class A(a)	3,029	119,040
Lam Research Corp.(a)	772	34,447
Marvell Technology Group
Ltd.(a)	3,343	52,585
NVIDIA Corp.(a)	3,354	51,618
Texas Instruments, Inc.	7,039	236,581
		790,828
SOFTWARE—7.0%
Activision Blizzard, Inc.	3,596	46,101
Adobe Systems, Inc.(a)	4,171	143,107
Autodesk, Inc.(a)	1,538	65,088

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
SOFTWARE—7.0%, continued
BMC Software, Inc.(a)	1,702	$ 68,352
Citrix Systems, Inc.(a)	1,209	95,402
Electronic Arts, Inc.(a)	2,092	34,476
Informatica Corp.(a)	422	22,324
Intuit, Inc.	1,857	111,661
Microsoft Corp	32,123	1,035,967
Nuance Communications,
Inc.(a)	1,773	45,353
Oracle Corp.	27,739	808,869
Red Hat, Inc.(a)	1,450	86,841
Rovi Corp.(a)	1,683	54,782
Salesforce.com, Inc.(a)	802	123,917
Symantec Corp.(a)	4,563	85,328
TIBCO Software, Inc.(a)	1,238	37,759
VMware, Inc., Class A(a)	912	102,482
		2,967,809
SPECIALTY RETAIL—3.5%
AutoZone, Inc.(a)	224	83,283
Bed Bath & Beyond, Inc.(a)	1,559	102,536
CarMax, Inc.(a)	1,462	50,658
Gap, Inc.	3,188	83,334
Home Depot, Inc.	5,504	276,906
Lowe's Cos., Inc	8,739	274,230
O'Reilly Automotive, Inc.(a) .	964	88,062
PetSmart, Inc.	1,009	57,735
Ross Stores, Inc.	1,804	104,812
Tiffany & Co.	949	65,604
TJX Cos., Inc.	6,250	248,188
Tractor Supply Co.	527	47,725
		1,483,073
TEXTILES, APPAREL & LUXURY GOODS—1.9%
Coach, Inc.	2,052	158,579
Fossil, Inc.(a)	691	91,198
Lululemon Athletica, Inc.(a) .	1,003	74,904
NIKE, Inc., Class B	2,474	268,280
Ralph Lauren Corp.	478	83,330
VF Corp.	733	107,003
		783,294
TRADING COMPANIES & DISTRIBUTORS—0.5%
Fastenal Co.	1,954	105,711
W.W. Grainger, Inc.	402	86,354
		192,065

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Crown Castle International
Corp.(a)	1,874	$ 99,959
MetroPCS Communications,
Inc.(a)	744	6,711
NII Holdings, Inc.(a)	2,438	44,640
		151,310
TOTAL COMMON STOCKS		41,732,671

CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community
Investment, Inc., 0.25%,
11/30/13+(b)	$ 35,000	34,809
Everence Community
Investment, Inc., 0.37%,
11/30/13+(b)	230,000	229,336
Everence Community
Investment, Inc., 0.37%,
12/15/14+(b)	75,000	74,783
TOTAL CORPORATE
NOTES		338,928

SHORT TERM INVESTMENT—0.4%
INVESTMENT COMPANY—0.4%
JPMorgan U.S. Government
Money Market Fund, Agency
Shares	151,343	151,343

TOTAL INVESTMENTS (Cost*
$31,538,429)—100.3%		$ 42,222,942
Liabilities in excess of other assets —
(0.3)%		(109,194)
NET ASSETS—100%		$ 42,113,748

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
March 31, 2012 (Unaudited)

+	Variable rate security. Rates presented are the rates in effect at March 31, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.25%	35,000	12/2010
Everence Community Investment, Inc.	0.37%	230,000	12/2010
Everence Community Investment, Inc.	0.37%	75,000	9/2011

At March 31, 2012, these securities had an aggregate market value of $338,928, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Small Cap Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—1.5%
Hexcel Corp.(a)	47,475	$ 1,139,875

AIR FREIGHT & LOGISTICS—1.3%
UTi Worldwide, Inc	56,800	978,664

CAPITAL MARKETS—1.6%
Greenhill & Co., Inc.	27,825	1,214,283

COMMERCIAL BANKS—7.0%
Community Bank System,
Inc	18,950	545,381
First Horizon National Corp.	80,115	831,594
Home Bancshares, Inc.	24,075	640,636
Prosperity Bancshares, Inc .	18,440	844,552
Texas Capital Bancshares,
Inc.(a)	34,600	1,197,852
Umpqua Holdings Corp	79,410	1,076,799
		5,136,814
COMMUNICATIONS EQUIPMENT—5.9%
Acme Packet, Inc.(a)	17,425	479,536
Brocade Communications
Systems, Inc.(a)	174,575	1,003,806
Ciena Corp.(a)	48,775	789,667
Infinera Corp.(a)	82,000	665,840
Ixia(a)	48,100	600,769
Loral Space &
Communications, Inc.(a)	9,800	780,080
		4,319,698
CONTAINERS & PACKAGING—1.1%
Silgan Holdings, Inc.	18,250	806,650

DIVERSIFIED CONSUMER SERVICES—1.1%
American Public Education,
Inc.(a)	21,400	813,200

ELECTRICAL EQUIPMENT—3.5%
Belden, Inc.	30,225	1,145,830
Franklin Electric Co., Inc	21,025	1,031,697
Thermon Group Holdings,
Inc.(a)	19,525	399,286
		2,576,813
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—2.9%
Anixter International, Inc.(a)	13,175	955,583

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.8%, continued
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—2.9%, continued
Maxwell Technologies,
Inc.(a)	32,825	$ 601,682
National Instruments Corp..	21,475	612,467
		2,169,732
ENERGY EQUIPMENT & SERVICES—2.1%
Atwood Oceanics, Inc.(a)	13,025	584,692
CARBO Ceramics, Inc	8,900	938,505
		1,523,197
HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
Cyberonics, Inc.(a)	24,200	922,746
DexCom, Inc.(a)	91,850	957,996
Endologix, Inc.(a)	72,900	1,067,985
Zoll Medical Corp.(a)	14,850	1,375,555
		4,324,282
HEALTH CARE PROVIDERS & SERVICES—5.8%
Catalyst Health Solutions,
Inc.(a)	18,190	1,159,249
Health Management
Associates, Inc., Class
A(a)	66,310	445,603
HMS Holdings Corp.(a)	27,455	856,870
MWI Veterinary Supply,
Inc.(a)	10,975	965,800
Team Health Holdings,
Inc.(a)	41,025	843,474
		4,270,996
HEALTH CARE TECHNOLOGY—1.4%
Computer Programs &
Systems, Inc.	18,750	1,059,750

INDUSTRIAL CONGLOMERATES—1.0%
Raven Industries, Inc.	12,280	749,203

INSURANCE—1.4%
AmTrust Financial Services,
Inc.	39,825	1,070,496

INTERNET SOFTWARE & SERVICES—3.2%
Active Network, Inc.(a)	51,075	859,592
LivePerson, Inc.(a)	44,005	737,964
LogMeIn, Inc.(a)	21,525	758,326
		2,355,882

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Small Cap Fund
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.8%, continued
MACHINERY—8.3%
Actuant Corp., Class A	38,925	$ 1,128,436
Astec Industries, Inc.(a)	25,275	922,032
Chart Industries, Inc.(a)	12,400	909,292
CLARCOR, Inc.	18,350	900,801
Middleby Corp.(a)	10,550	1,067,449
Rexnord Corp.(a)	17,700	373,470
Westport Innovations,
Inc.(a)	19,125	782,595
		6,084,075
MARINE—1.2%
Kirby Corp.(a)	13,025	856,915

MEDIA—0.9%
Cinemark Holdings, Inc	29,025	637,099

METALS & MINING—4.0%
Carpenter Technology Corp.	23,375	1,220,876
Commercial Metals Co.	42,800	634,296
Haynes International, Inc	17,050	1,080,118
		2,935,290
OIL, GAS & CONSUMABLE FUELS—7.5%
Approach Resources, Inc.(a)	42,750	1,579,613
Gulfport Energy Corp.(a)	27,585	803,275
Kodiak Oil & Gas Corp.(a)	61,500	612,540
Northern Oil and Gas,
Inc.(a)	27,600	572,424
Oasis Petroleum, Inc.(a)	27,875	859,386
Rosetta Resources, Inc.(a)	22,075	1,076,377
		5,503,615
PROFESSIONAL SERVICES—1.5%
Insperity, Inc.	35,620	1,091,397

REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.9%
FirstService Corp.(a)	20,913	640,774

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.7%
Cirrus Logic, Inc.(a)	51,365	1,222,487

SOFTWARE—6.5%
ACI Worldwide, Inc.(a)	14,900	600,023
Aspen Technology, Inc.(a)	57,500	1,180,475
Interactive Intelligence
Group, Inc.(a)	28,000	854,280

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.8%, continued
SOFTWARE—6.5%, continued
MicroStrategy, Inc., Class
A(a)	7,450	$ 1,043,000
NICE Systems Ltd., ADR(a)	27,500	1,080,750
		4,758,528
SPECIALTY RETAIL—12.4%
Bebe Stores, Inc.	46,175	426,195
Children's Place Retail
Stores, Inc.(a)	11,750	607,122
DSW, Inc., Class A	14,575	798,273
Genesco, Inc.(a)	14,675	1,051,464
GNC Holdings, Inc., Class
A	23,350	814,681
Group 1 Automotive, Inc.	24,475	1,374,761
Hibbett Sports, Inc.(a)	19,700	1,074,635
Monro Muffler Brake, Inc. .	23,400	970,866
Select Comfort Corp.(a)	30,825	998,422
Sonic Automotive, Inc.,
Class A	54,425	974,752
		9,091,171
TEXTILES, APPAREL & LUXURY GOODS—3.0%
Crocs, Inc.(a)	41,250	862,950
Vera Bradley, Inc.(a)	20,750	626,443
Warnaco Group, Inc.(a)	12,800	747,520
		2,236,913
THRIFTS & MORTGAGE FINANCE—1.4%
Capitol Federal Financial,
Inc.	87,485	1,037,572

TRADING COMPANIES & DISTRIBUTORS—2.0%
WESCO International,
Inc.(a)	22,875	1,493,966

WIRELESS TELECOMMUNICATION SERVICES—0.8%
Leap Wireless International,
Inc.(a)	69,000	$ 602,370

TOTAL COMMON STOCKS		72,701,707

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Small Cap Fund
March 31, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—0.5%
DEVELOPMENT AUTHORITIES—0.5%
Everence Community
Investment, Inc., 0.25%,
11/30/13+(b)	$ 80,000	79,563
Everence Community
Investment, Inc., 0.37%,
11/30/13+(b)	195,000	194,437
Everence Community
Investment, Inc., 0.37%,
12/15/14+(b)	75,000	74,783
TOTAL
CORPORATE
NOTES		348,783

SHORT TERM INVESTMENT—1.6%
INVESTMENT COMPANY—1.6%
JPMorgan U.S. Government
Money Market Fund,
Agency Shares	1,156,513	1,156,513

TOTAL INVESTMENTS (Cost*
$57,492,335)—100.9%		$ 74,207,003
Liabilities in excess of other assets —
(0.9)%		(667,718)
NET ASSETS—100%		$ 73,539,285

+	Variable rate security. Rates presented are the rates in effect at March 31, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.25%	80,000	12/2010
Everence Community Investment, Inc.	0.37%	195,000	12/2010
Everence Community Investment, Inc.	0.37%	75,000	9/2011

         At March 31, 2012, these securities had an aggregate market value of $348,783, representing 0.5% of net assets.

*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.1%
Praxis Core Stock Fund,
Class I (a)	114,360	$ 1,538,139
Praxis Growth Index Fund,
Class I (a)	67,675	780,974
Praxis Intermediate Income
Fund, Class I (a)	1,022,469	10,848,394
Praxis International Index
Fund, Class I (a)	124,098	1,140,458
Praxis Small Cap Fund,
Class I (a)(b)	31,883	383,871
Praxis Value Index Fund,
Class I (a)	91,795	771,997
Total Mutual Funds		15,463,833

TOTAL INVESTMENTS (Cost*
$14,589,284)—100.1%		$ 15,463,833
Liabilities in excess of other assets —
(0.1)%		(8,342)
NET ASSETS—100%		$ 15,455,491

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.1%
Praxis Core Stock Fund,
Class I (a)	538,710	$ 7,245,649
Praxis Growth Index Fund,
Class I (a)	318,040	3,670,180
Praxis Intermediate Income
Fund, Class I (a)	1,572,073	16,679,693
Praxis International Index
Fund, Class I (a)	667,373	6,133,156
Praxis Small Cap Fund,
Class I (a)(b)	342,537	4,124,148
Praxis Value Index Fund,
Class I (a)	431,603	3,629,784
Total Mutual Funds		41,482,610

TOTAL INVESTMENTS (Cost*
$37,574,318)—100.1%		$ 41,482,610
Liabilities in excess of other assets —
(0.1)%		(40,717)
NET ASSETS—100%		$ 41,441,893

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
March 31, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.1%
Praxis Core Stock Fund,
Class I (a)	577,978	$ 7,773,800
Praxis Growth Index Fund,
Class I (a)	326,494	3,767,743
Praxis Intermediate Income
Fund, Class I (a)	641,881	6,810,357
Praxis International Index
Fund, Class I (a)	726,623	6,677,669
Praxis Small Cap Fund,
Class I (a)(b)	419,482	5,050,565
Praxis Value Index Fund,
Class I (a)	443,203	3,727,336
Total Mutual Funds		33,807,470

TOTAL INVESTMENTS (Cost*
$29,739,162)—100.1%		$ 33,807,470
Liabilities in excess of other assets —
(0.1)%		(44,112)
NET ASSETS—100%		$ 33,763,358

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds
Notes to schedule of portfolio investments
March 31, 2012 (Unaudited)

1.	Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2012, the Trust consists of the Praxis Intermediate Income Fund, the Praxis Core Stock Fund, the Praxis International Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, Core Stock Fund, International Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2012, the Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which is 3.75 percent.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of Everence Capital Management has established a policy and methodology, which was approved by the board, for pricing the Everence Community Investments notes held by several of the Praxis funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1— quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2012, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$5,574,192	$-	$5,574,192
Collateralized Mortgage Obligation	-	15,244	-	15,244
Commercial Mortgage Backed Securities	-	18,936,281	-	18,936,281
Foreign Bonds	-	3,323,396	-	3,323,396
Municipal Bonds	-	8,013,801	-	8,013,801
Corporate Bonds	-	134,567,785	-	134,567,785
Corporate Notes	-	-	3,403,921	3,403,921
Interest-Only Bonds	-	8,433	-	8,433
U.S. Government Agencies	-	142,173,282	-	142,173,282
Investment Company	3,934,590	-	-	3,934,590
Short Term Investment	9,335,246	-	-	9,335,246
Total Investments	$13,269,836	$312,612,414	$3,403,921	$329,286,171

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$ 3,380,921
Proceeds from Sales	-
Cost of Purchases	23,000
Change in unrealized appreciation (depreciation)	-
Balance as of March 31, 2012	$ 3,403,921

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The following is the Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate notes	$3,403,921	Fundamental quality	Credit rating	AA

		Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
Total	$3,403,921

*           Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities.  Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate.  Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Core Stock Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$137,729,004	$-	$-	$137,729,004
Corporate Notes	-	-	1,828,994	1,828,994
Total Investments	$137,729,004	$-	$1,828,994	$139,557,998

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Investments	Common Stock	Corporate Notes	Total
Balance as of December 31, 2011	$76,838	$1,816,553	$1,893,391
Proceeds from Sales	-	-	-
Cost of Purchases	-	-	-
Change in unrealized appreciation (depreciation)	(76,838)	12,441	(64,397)
Transfer Into Level 3	-	-	-
Balance as of March 31, 2012	$-	$1,828,994	$1,828,994

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The following is the Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate notes	$1,828,994	Fundamental quality	Credit rating	AA

		Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
Total	$1,828,994

*           Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities.  Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate.  Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$7,570	$-	$-	$7,570
Short Term Investment	19,786,704	-	-	19,786,704
Total Investments	$19,794,274	$-	$-	$19,794,274

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$846,365
Proceeds from Sales	(846,365)
Cost of Purchases	-
Change in unrealized appreciation (depreciation)	-
Balance as of March 31, 2012	$-

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$108,347,007	$-	$-	$108,347,007
Corporate Notes	-	-	852,186	852,186
Short Term Investment	2,913,199	-	-	2,913,199
Total Investments	$111,260,206	$-	$852,186	$112,112,392

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$-
Proceeds from Sales	-
Cost of Purchases	855,000
Change in unrealized appreciation (depreciation)	(2,814)
Balance as of March 31, 2012	$852,186

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The following is the Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate notes	$852,186	Fundamental quality	Credit rating	AA

		Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
Total	$852,186

*           Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities.  Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate.  Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$51,059,496	$-	$-	$51,059,496
Corporate Notes	-	-	558,207	558,207
Short Term Investment	143,627	-	-	143,627
Preferred Stock	81	-	-	81
Total Investments	$51,203,204	$-	$558,207	$51,761,411

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$554,472
Proceeds from Sales	-
Cost of Purchases	-
Change in unrealized appreciation (depreciation)	3,735
Balance as of March 31, 2012	$558,207

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The following is the Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate notes	$558,207	Fundamental quality	Credit rating	AA

		Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
Total	$558,207

*           Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities.  Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate.  Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$41,732,671	$-	$-	$41,732,671
Corporate Notes	-	-	338,928	338,928
Short Term Investment	151,343	-	-	151,343
Total Investments	$41,884,014	$-	$338,928	$42,222,942

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$ 336,827
Proceeds from Sales	-
Cost of Purchases	-
Change in unrealized appreciation (depreciation)	2,101
Balance as of March 31, 2012	$ 338,928

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The following is the Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate notes	$338,928	Fundamental quality	Credit rating	AA

		Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
Total	$338,928

*           Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities.  Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate.  Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$72,701,707	$-	$-	$72,701,707
Corporate Notes	-	-	348,783	348,783
Short Term Investment	1,156,513	-	-	1,156,513
Total Investments	$73,858,220	$-	$348,783	$74,207,003

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$ 346,620
Proceeds from Sales	-
Cost of Purchases	-
Change in unrealized appreciation (depreciation)	2,163
Balance as of March 31, 2012	$ 348,783

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The following is the Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate notes	$348,783	Fundamental quality	Credit rating	AA

		Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
Total	$348,783

*           Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities.  Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate.  Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$15,463,833	$-	$-	$15,463,833
Total Investments	$15,463,833	$-	$-	$15,463,833

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$41,482,610	$-	$-	$41,482,610
Total Investments	$41,482,610	$-	$-	$41,482,610

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$33,807,470	$-	$-	$33,807,470
Total Investments	$33,807,470	$-	$-	$33,807,470

There were no transfers in and out of Levels 1,2, or 3 during the period ended March 31, 2012.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

3.	Derivative Financial Instruments:

A derivative financial instrument in very general terms refers to an investment whose value is “derived” from the value of an underlying asset, reference rate or index. The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio holdings or to manage a Fund’s foreign currency exposure or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds may enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of March 31, 2012, the Funds did not hold any forward foreign currency exchange contracts.

Derivative Instruments and Hedging Activities:

The average monthly contract amount of the forward foreign currency contracts during the period ended March 31, 2012 are detailed in the table below:

	Average Contract Market Value- Short	Average Contract Market Value- Long
International Fund	$(990,022)	$1,156,283

Community Development Investments:

The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each Fund to invest a limited portion of its net assets in securities issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “ECI-Notes”). Assets raised through offerings of ECI-Notes are then invested directly in non-profit and not-for profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in ECI-Notes. ECI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees. An application to amend the current exemptive order to allow certain changes to the terms of these investments is pending with the SEC.

4.	Federal Income Tax Information:

The following information is computed on a tax basis for each item as of March 31, 2012:

				Net
	Tax cost	Gross	Gross	unrealized
	of portfolio	unrealized	unrealized	appreciation
	investment	appreciation	depreciation	(depreciation)

Intermediate Income Fund	$313,433,928	$ 17,012,186	$(1,159,943)	$ 15,852,243

Core Stock Fund	111,582,720	35,846,497	(7,871,219)	27,975,278

International Fund	19,793,099	1,175	-	1,175

International Index Fund	114,244,381	4,045,069	(6,177,058)	(2,131,989)
	-	-	-
Value Index Fund	44,111,908	10,570,518	(2,921,015)	7,649,503

Growth Index Fund	31,538,429	11,421,210	(736,697)	10,684,513

Small Cap Fund	57,492,335	17,116,673	(402,005)	16,714,668

Conservative Portfolio	14,589,284	896,867	(22,318)	874,549

Balanced Portfolio	37,574,318	4,074,202	(165,910)	3,908,292

Growth Portfolio	29,739,162	4,272,464	(204,156)	4,068,308

5.	Subsequent Events:

The Funds evaluated events from March 21, 2012 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, other than disclosed below.

The Praxis International Equity Fund liquidated on April 30th, 2012.

Item 2. Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Praxis Mutual Funds

By: (Signature and Title)

/s/Trent Statczar
Trent Statczar
Treasurer

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/David Gautsche
David Gautsche
President

Date: May 24, 2012

By: (Signature and Title)

/s/Trent Statczar
Trent Statczar
Treasurer

Date: May 24, 2012